                                                      Registration No. 333-27123

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 3
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-A
                              (EXACT NAME OF TRUST)


                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------



===============================================================================
This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.


It is proposed that this filing will become effective (check appropriate box).
[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on SEPTEMBER 27, 1999 pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:
[   ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed public offering: Continuously on and after SEPTEMBER 27, 1999


[  ] Check box if it is proposed that this filing will become effective on
(date) at (time) pursuant to Rule 487.

===============================================================================


                                   1 of 124


                                            CROSS REFERENCE TO ITEMS REQUIRED
                                                      BY FORM N-8B-2
N-8B-2 ITEM                                                                      CAPTION IN PROSPECTUS
 1................................................................................Nationwide Life and Annuity
                                                                                  Insurance  Company
                                                                                  The Variable Account
 2................................................................................Nationwide Life and Annuity
                                                                                  Insurance  Company
 3................................................................................Custodian of Assets
 4................................................................................Distribution of The Policies
 5................................................................................The Variable Account
 6................................................................................Not Applicable
 7................................................................................Not Applicable
 8................................................................................Not Applicable
 9................................................................................Legal Proceedings
10................................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11................................................................................Investments of The Variable
                                                                                  Account
12................................................................................The Variable Account
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................Investments of the Variable
                                                                                  Account; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life and Annuity
                                                                                  Insurance  Company
26................................................................................Not Applicable
27................................................................................Nationwide Life and Annuity
                                                                                  Insurance  Company
28................................................................................Company Management
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable

                                    2 of 124

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life and Annuity
                                                                                  Insurance  Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of The Policies
39................................................................................Distribution of The Policies
40................................................................................Not Applicable
41(a).............................................................................Distribution of The Policies
42................................................................................Not Applicable
43................................................................................Not Applicable
44................................................................................How The Cash Value Varies
45................................................................................Not Applicable
46................................................................................How The Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of The Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59                                                                          Financial Statements


                                    3 of 124

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

        American Century Variable Portfolios, Inc. - American Century VP
                              Capital Appreciation
     Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc.
       Strong Variable Insurance Funds, Inc. - International Stock Fund II
              Warburg Pincus Trust - International Equity Portfolio
              Warburg Pincus Trust - Post-Venture Capital Portfolio

     CURRENT POLICIES ARE NOT AFFECTED BY THIS CHANGE.

3. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 41 THROUGH 49 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-A

                   The date of this prospectus is May 1, 1999
------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing.


Please read it and keep it for future reference.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-     American Century VP Balanced
-     American Century VP Capital Appreciation
-     American Century VP Income & Growth
-     American Century VP International
-     American Century VP Value

DREYFUS
-     Dreyfus Stock Index Fund, Inc
-     The Dreyfus Socially Responsible Growth
      Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
-     Capital Appreciation Portfolio
-     Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-     VIP Equity-Income Portfolio
-     VIP Growth Portfolio
-     VIP High Income Portfolio*
-     VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-     VIP II Asset Manager Portfolio
-     VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND III
-     VIP III Growth Opportunities Portfolio

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
-     Emerging Markets Debt Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
-     Capital Appreciation Fund
-     Government Bond Fund
-     Money Market Fund
-     Total Return Fund
-     Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
-     Nationwide Small Company Fund
      (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-     AMT Limited Maturity Bond Portfolio
-     AMT Growth Portfolio
-     AMT Guardian Portfolio
-     AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
-     Oppenheimer Bond Fund/VA
-     Oppenheimer Global Securities Fund/VA
-     Oppenheimer Capital Appreciation Fund/ VA (formerly "Oppenheimer Growth
      Fund")
-     Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)

STRONG VARIABLE INSURANCE FUNDS, INC.
-     Strong Discovery Fund II, Inc.
-     International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
-     Worldwide Bond Fund
-     Worldwide Emerging Markets Fund
-     Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST
-     Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
-     International Equity Portfolio
-     Post-Venture Capital Portfolio
-     Small Company Growth Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
             TDD  1-800-238-3035

OR WRITE:


             NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY IS NOT:

-     A BANK DEPOSIT;
-     ENDORSED BY A BANK OR GOVERNMENT AGENCY;
-     FEDERALLY INSURED; OR
-     AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility with the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-A or the fixed account, depending on how premium payments are invested.


Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit will never be less than the specified amount as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premium, in accordance with the Internal Revenue code, required to mature the policy under guaranteed mortality and current expense charges, and an interest rate of 4%.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- The death benefit at the beginning of the policy month minus the cash value calculated at the beginning of the policy month prior to the deduction of the base cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account -A, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.......................................3

SUMMARY OF POLICY EXPENSES......................................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................7

SYNOPSIS OF THE POLICIES........................................9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...................9

NATIONWIDE ADVISORY SERVICES, INC...............................9

INVESTING IN THE POLICY........................................10
     The Variable Account and Underlying Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES.................................12
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES.................................................12
     Sales Load
     Premium Expense Charge
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH...............................14
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Preferred Partial Surrenders
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE........................................16
     Error in Age or Sex

POLICY PROVISIONS..............................................16
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY........................................17
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE................................................19

POLICY LOANS...................................................19
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.....................................................21

POLICY OWNER SERVICES..........................................21
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION......................................21
     Calculation of the Death Benefit
     Changes in the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION............................................24

GRACE PERIOD...................................................24
     Grace Period
     Reinstatement

TAX MATTERS....................................................25
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...........................................28

YEAR 2000 COMPLIANCE ISSUES....................................28

STATE REGULATION...............................................29

REPORTS TO POLICY OWNERS.......................................29

ADVERTISING....................................................30

LEGAL PROCEEDINGS..............................................30

EXPERTS........................................................30

REGISTRATION STATEMENTS........................................30

LEGAL OPINIONS.................................................31

DISTRIBUTION OF THE POLICIES...................................31

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE................................................33

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.............41

APPENDIX B: ILLUSTRATIONS OF CASH VALUE, CASH SURRENDER VALUES,
 AND DEATH BENEFITS............................................47

APPENDIX C: PERFORMANCE TABLES.................................65

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge for state premium taxes from premium payments.

The sales load is guaranteed never to exceed 5.5% of each premium payment received during the first seven years and 2% thereafter. Currently, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% on all premiums thereafter (see "Sales Load").

The charge for state premium tax is approximately 3.5% of all premiums (see "Premium Expense Charge").



Nationwide deducts the following charges from the cash value of the policy:

     monthly cost of insurance
     monthly cost of any additional benefits provided by riders to the policy administrative expense charge(1) mortality and expense risk charge(2).

(1) Currently, the administrative expense charge is $5 per month. It is guaranteed not to exceed $10 per month.

(2)Currently, the mortality and expense risk charge is equal to an annual effective rate of 0.60% in the first four policy years, 0.40% in the fifth through twentieth policy years, and 0.25% thereafter.

There are no surrender charges.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                        -----------------------------------------------------------
                                                        MANAGEMENT          OTHER     12b -1        TOTAL MUTUAL
                                                           FEES            EXPENSES      FEES      FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American         0.97%          0.00%        0.00%         0.97%
Century VP Balanced
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American         1.00%          0.00%        0.00%         1.00%
Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------------
American Century Variable Products, Inc.-American           0.70%          0.00%        0.00%         0.70%
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American         1.47%          0.00%        0.00%         1.47%
Century VP International
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American         1.00%          0.00%        0.00%         1.00%
Century VP Value
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                0.75%          0.05%        0.00%         0.80%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              0.25%          0.01%        0.00%         0.26%
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Capital Appreciation       0.75%          0.05%        0.00%         0.80%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income           0.75%          0.03%        0.00%         0.78%
Portfolio.
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                        0.49%          0.08%        0.00%         0.57%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.59%          0.07%        0.00%         0.66%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          0.58%          0.12%        0.00%         0.70%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             0.74%          0.15%        0.00%         0.89%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                     0.54%          0.09%        0.00%         0.63%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                        0.59%          0.07%        0.00%         0.66%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio             0.59%          0.11%        0.00%         0.70%
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds,                 0.27%          1.25%        0.00%         1.52%
Inc.-Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Growth Portfolio                       0.83%          0.09%        0.00%         0.92%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Guardian Portfolio                     0.85%          0.15%        0.00%         1.00%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Limited Maturity Bond Portfolio        0.65%          0.11%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Partners Portfolio                     0.78%          0.06%        0.00%         0.84%
-----------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                              0.60%          0.07%        0.00%          067%
-----------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                   0.50%          0.07%        0.00%         0.57%
-----------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                      0.40%          0.06%        0.00%         0.46%
-----------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap Value Fund                        0.90%          0.15%        0.00%         1.05%
-----------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Company Fund                          1.00%          0.07%        0.00%         1.07%
-----------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                      0.59%          0.06%        0.00%         0.65%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Bond Fund/VA                                0.72%          0.02%        0.00%         0.74%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Global Securities Fund/VA                   0.68%          0.06%        0.00%         0.74%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                       MANAGEMENT FEES    OTHER        12b -1     TOTAL MUTUAL
                                                             FEES        EXPENSES       FEES      FUND EXPENSES
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Multiple Strategies/VA                      0.72%         0.04%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Oppenheimer Capital Appreciation            0.72%         0.03%        0.00%         0.75%
Fund/VA (formerly Growth Fund)
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                            1.00%         0.16%        0.00%         1.16%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Discovery           1.00%         0.18%        0.00%         1.18%
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International       1.00%         0.62%        0.00%         1.62%
Stock Fund II
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Bond Fund       1.00%         0.15%        0.00%         1.15%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Emerging        1.00%         0.50%        0.00%         01.50%
Markets Fund
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Hard            1.00%         0.16%        0.00%         1.16%
Assets Fund
-----------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley           1.20%         0.00%        0.00%         1.20%
Real Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio         1.00%         0.33%        0.00%         1.33%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital Portfolio         1.08%         0.32%        0.00%         1.40%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio         0.90%         0.24%        0.00%         1.14%
-----------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------- -------------- --------------- --------- ----------------------
                                                      Management         Other        12b-1     Total Mutual Fund
                                                         Fees           Expenses      Fees           Expenses
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Equity Income Portfolio                     0.49%          0.09%        0.00%            0.58%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Growth Portfolio                            0.59%          0.09%        0.00%            0.68%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP Overseas Portfolio                          0.74%          0.17%        0.00%            0.91%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP II Asset Manager Portfolio                  0.54%          0.10%        0.00%            0.64%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP II Contrafund Portfolio                     0.59%          0.11%        0.00%            0.70%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio          0.59%          0.12%        0.00%            0.71%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -       0.80%          1.25%        0.00%            2.05%
Emerging Markets Debt Portfolio
---------------------------------------------------- -------------- --------------- --------- ----------------------
NSAT - Nationwide Small Cap Value Fund                   0.90%          0.43%        0.00%            1.33%
---------------------------------------------------- -------------- --------------- --------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.20%        0.00%            1.20%
Assets Fund
---------------------------------------------------- -------------- --------------- --------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.61%        0.00%            1.61%
Emerging Markets Fund
---------------------------------------------------- -------------- --------------- --------- ----------------------

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus are designed for use by corporations and employers, to provide life insurance coverage and flexibility to vary the frequency and amount of premium payments. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").


CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.


PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three monthly deductions. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").


TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.



RIDERS

A rider may be added to the policy (availability varies by state).


Riders currently include:

-    Additional Protection Rider; and

-    Change of Insured Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of Ohio in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide Life Insurance Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-A is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.


Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.


Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

   1. shares of a current underlying mutual fund option are no longer available for investment; or

   2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The investment income earned by the fixed account will be allocated to the policy at varying rate(s) set by Nationwide. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain general applicable provisions of the federal securities law concerning the accuracy and completeness of statements made in prospectuses.


Premiums will be allocated to the fixed account by election of the policy owner.

The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premiums deposited to the policy and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

-        the insured must be age 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and

-        a minimum specified amount $50,000 ($100,000 in Pennsylvania and New
         Jersey).

Premium Payments

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

- Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                   - Independence Day
-   Martin Luther King, Jr. Day      - Labor Day
-   Presidents' Day                  - Thanksgiving
-   Good Friday                      - Christmas
-   Memorial Day

Nationwide also will not price premium payments if:

   (1)  trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the contract owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 5.5% of each premium payment during the first seven policy years and 2% thereafter. Currently, the sales load is reduced to 3% of the premium payment plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% on all premiums thereafter. The target premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 3.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. Generally, these tax expenses to Nationwide consist of two components:

   (1) a state premium tax rate of 2.25%; and

   (2) a federal tax rate of 1.25%.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years. Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. Currently, the rate is 0.60% during the first through fourth policy years, 0.40% during the fifth through twentieth policy years, and 0.25% thereafter. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

-      the number of insureds;

-      the total premium expected to be paid;

-      total assets under management for the policy owner;

-      the nature of the relationship among individual insureds;

-      the purpose for which the policies are being purchased;

-      the expected persistency of individual policies; and

- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, plus 3% of the current years premium in excess of the target premium if that date occurs during the first two policy years.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

   1)  the minimum partial surrender is $500;

   2) partial surrenders may not reduce the specified amount to less than $50,000;

   3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher; and

   4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

PREFERRED PARTIAL SURRENDERS

A partial surrender is considered a preferred partial surrender if the following conditions are met:

   (1) the surrender occurs before the 15th policy anniversary; and

   (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

   (1)  against the most recent increase in the specified amount;

   (2) against the next most recent increases in the specified amount in succession; and

   (3)  against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

   (1)  the value each year of the life insurance protection provided;

   (2)  an amount equal to any employer-paid premiums; or

   (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE

If the insured's age has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

1. is the amount of the death benefit at the time of the insured's death reduced by the cash value at the time of the insured's death;

2. is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age; and

3.       is the cash value at the time of the insured's death. POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

   1.   the request must be applied for in writing;

   2.   satisfactory evidence of insurability must be provided;

   3.   the increase must be for a minimum of $10,000;

   4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

   5.   age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application unless the policy owner requests a different date. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

   1.   against insurance provided by the most recent increase;

   2.   against the next most recent increases successively; and

   3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

   1. reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

   2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE


Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT-Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:


(a)  is:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge. This factor is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. Currently, the rate is 0.60% during the first through fourth policy years, 0.40% during the fifth through twentieth policy years, and 0.25% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year.

- Transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide).

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively.

- Transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer.

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period.

- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.


The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid
Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:


-    10 days after receiving the policy;


-    45 days after signing the application; or


-    10 days after Nationwide delivers a Notice of Right of Withdrawal.


The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time while the policy is in force. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, plus 100% of the cash value in the fixed account, plus 100% of the value in the policy loan account.

Nationwide will not grant a loan for an amount less than $500. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE


When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

On a current and guaranteed basis, cash value allocated to the policy loan account is credited with interest at an annual effective rate of 3.0% in policy years two and after. The interest rate is guaranteed not to exceed 3.75% per year for all policy loans. Currently, the rate is 3.6% in policy years one through four, 3.4% in policy years five through twenty, and 3.25% thereafter.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; Neuberger Berman AMT - Limited Maturity Bond Portfolio; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount, death benefit option, and definition of life insurance (Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test) pursuant to Section 7702 of the Internal Revenue Code.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. The amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with investment performance.

OPTION 3: Option 3 is irrevocable once elected. The death benefit is the greater of:

     (a) the applicable percentage of the cash value (see Table below) as of the date of death; or

     (b)  the specified amount plus the lesser of either:

          (i)  the maximum increase amount shown on the policy, or

          (ii) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.


The "Applicable Percentage" for the Guideline Premium/Cash Value Corridor Test is set forth in the table below:

                 APPLICABLE PERCENTAGE OF CASH VALUE - GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
----------------------------------------------------------------------------------------------------------

  ATTAINED AGE      PERCENTAGE OF     ATTAINED AGE     PERCENTAGE OF     ATTAINED AGE     PERCENTAGE OF
                     CASH VALUE                         CASH VALUE                         CASH VALUE
----------------------------------------------------------------------------------------------------------
      0-40              250%               60              130%               80              105%
----------------------------------------------------------------------------------------------------------
       41               243%               61              128%               81              105%
----------------------------------------------------------------------------------------------------------
       42               236%               62              126%               82              105%
----------------------------------------------------------------------------------------------------------
       43               229%               63              124%               83              105%
----------------------------------------------------------------------------------------------------------
       44               222%               64              122%               84              105%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       45               215%               65              120%               85              105%
----------------------------------------------------------------------------------------------------------
       46               209%               66              119%               86              105%
----------------------------------------------------------------------------------------------------------
       47               203%               67              118%               87              105%
----------------------------------------------------------------------------------------------------------
       48               197%               68              117%               88              105%
----------------------------------------------------------------------------------------------------------
       49               191%               69              116%               89              105%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       50               185%               70              115%               90              105%
----------------------------------------------------------------------------------------------------------
       51               178%               71              113%               91              104%
----------------------------------------------------------------------------------------------------------
       52               171%               72              111%               92              103%
----------------------------------------------------------------------------------------------------------
       53               164%               73              109%               93              102%
----------------------------------------------------------------------------------------------------------
       54               157%               74              107%               94              101%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       55               150%               75              105%               95              101%
----------------------------------------------------------------------------------------------------------
       56               146%               76              105%               96              101%
----------------------------------------------------------------------------------------------------------
       57               142%               77              105%               97              101%
----------------------------------------------------------------------------------------------------------
       58               138%               78              105%               98              101%
----------------------------------------------------------------------------------------------------------
       59               134%               79              105%               99              101%
----------------------------------------------------------------------------------------------------------

The "Applicable Percentage" for the Cash Value Accumulation Test is set forth in the table below:


                        APPLICABLE PERCENTAGE OF CASH VALUE - CASH VALUE ACCUMULATION TEST
----------------------------------------------------------------------------------------------------------

  ATTAINED AGE      PERCENTAGE OF     ATTAINED AGE     PERCENTAGE OF     ATTAINED AGE     PERCENTAGE OF
                     CASH VALUE                         CASH VALUE                         CASH VALUE
----------------------------------------------------------------------------------------------------------
                                           44             292.29%             72             141.69%
----------------------------------------------------------------------------------------------------------
                                           45             283.37%             73             139.10%
----------------------------------------------------------------------------------------------------------
       18              667.85%             46             274.79%             74             136.66%
----------------------------------------------------------------------------------------------------------
       19              648.73%             47             266.55%             75             134.38%
----------------------------------------------------------------------------------------------------------
       20              630.14%             48             258.61%             76             133.56%
----------------------------------------------------------------------------------------------------------
       21              611.94%             49             250.98%             77             132.83%
----------------------------------------------------------------------------------------------------------
       22              594.06%             50             243.65%             78             132.18%
----------------------------------------------------------------------------------------------------------
       23              576.45%             51             236.59%             79             131.58%
----------------------------------------------------------------------------------------------------------
       24              559.07%             52             229.82%             80             131.04%
----------------------------------------------------------------------------------------------------------
       25              541.95%             53             223.34%             81             130.55%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       26              525.08%             54             217.13%             82             130.12%
----------------------------------------------------------------------------------------------------------
       27              508.52%             55             211.19%             83             127.37%
----------------------------------------------------------------------------------------------------------
       28              492.32%             56             205.51%             84             124.75%
----------------------------------------------------------------------------------------------------------
       29              476.49%             57             200.06%             85             122.27%
----------------------------------------------------------------------------------------------------------
       30              461.08%             58             194.84%             86             119.90%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       31              446.10%             59             189.84%             87             117.63%
----------------------------------------------------------------------------------------------------------
       32              431.57%             60             185.03%             88             115.44%
----------------------------------------------------------------------------------------------------------
       33              417.50%             61             180.43%             89             113.31%
----------------------------------------------------------------------------------------------------------
       34              403.89%             62             176.02%             90             112.35%
----------------------------------------------------------------------------------------------------------
       35              390.73%             63             171.81%             91             111.38%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       36              378.03%             64             167.80%             92             110.38%
----------------------------------------------------------------------------------------------------------
       37              365.79%             65             163.98%             93             109.32%
----------------------------------------------------------------------------------------------------------
       38              354.01%             66             160.34%             94             108.18%
----------------------------------------------------------------------------------------------------------
       39              342.67%             67             156.86%             95             106.94%
----------------------------------------------------------------------------------------------------------
       40              331.77%             68             153.54%             96             105.62%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       41              321.30%             69             150.37%             97             104.27%
----------------------------------------------------------------------------------------------------------
       42              311.24%             70             147.33%             98             102.99%
----------------------------------------------------------------------------------------------------------
       43              301.57%             71             144.44%             99             100.00%
----------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections of Option 3 are irrevocable therefore changes to or from Option 3 are not permitted. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for a death benefit change to become effective, the cash surrender value after the change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount to keep the net amount at risk constant. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount where the total premiums paid exceed limits set by state laws to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may make an irrevocable election to transfer all sub-account cash value to the fixed account. This election must be made within 2 years of the policy date. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of a premium equal to three times the current monthly deduction. Nationwide will send a notice at the start of the grace period to the policy owner's address as indicated on the application or the last address specified. If the required premium is not paid by the end of the grace period, the policy will terminate without value. If the Insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges due and unpaid during the grace period;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance. A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the Death Proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses charged to Nationwide Life Insurance Company ("NWLIC"), parent company of Nationwide, in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses have no affect on the assets of the variable account and are not charged through to the policy owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, LLP, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"). NAS is a wholly owned subsidiary of Nationwide and a member of the NASD. NAS was organized as an Ohio corporation on April 8, 1965. NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

- Nationwide Multi-Flex Variable Account
- Nationwide DCVA-II
- Nationwide Variable Account-II
- Nationwide VLI Separate Account-3
- Nationwide VLI Separate Account-4
- Nationwide VLI Separate Account-5
- Nationwide Variable Account
- Nationwide Variable Account-5
- Nationwide Variable Account-6
- Nationwide Variable Account-9
- Nationwide Variable Account -10
- Nationwide VA Separate Account-A
- Nationwide VA Separate Account-B
- Nationwide VA Separate Account-C
- Nationwide VL Separate Account-A
- Nationwide VL Separate Account-B
- Nationwide VL Separate Account-C
- Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

-      Nationwide Mutual Funds;
-      Nationwide Separate Account Trust; and
-      Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NAS, will not exceed 40% of the target premium plus 5% of any excess premium payments in year one and 25% of the target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed the greater of 25% of the target premium plus 5% on the excess premium and an annual effective rate of 0.50% paid quarterly of the cash value as of the end of the prior quarter in years two through four. For single premium modified endowment contracts, gross renewal commissions paid at the beginning of policy year two and beyond by Nationwide will not exceed an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions were paid by Nationwide to NAS.

NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS

NAME AND                                                                POSITIONS AND OFFICES
BUSINESS ADDRESS                                                          WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                                           Chairman and
One Nationwide Plaza                                            Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215
 Paul J. Hondros
 One Nationwide Plaza                                                         Director
 Columbus, OH 43215

Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Joseph P. Rath                                                 Vice President - Office of Product and
One Nationwide Plaza                                                     Market Compliance
Columbus, OH 43215

Alan A. Todryk                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215


NAME AND                                                                POSITIONS AND OFFICES
BUSINESS ADDRESS                                                          WITH UNDERWRITER
Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215



ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-      Nationwide Variable Account,
-      Nationwide Variable Account-II,
-      Nationwide Variable Account-3,
-      Nationwide Variable Account-4,
-      Nationwide Variable Account-5,
-      Nationwide Variable Account-6,
-      Nationwide Fidelity Advisor Variable Account,
-      Nationwide Variable Account-9,
-      Nationwide Variable Account -10,
-      MFS Variable Account,
-      Nationwide Multi-Flex Variable Account,
-      Nationwide VLI Separate Account,
-      Nationwide VL Separate Account-A,
-      Nationwide VLI Separate Account-3,
-      Nationwide VLI Separate Account-4,
-      Nationwide VLI Separate Account-5,
-      NACo Variable Account,
-      Nationwide DC Variable Account and the
-      Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise Nationwide. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of Nationwide. Messrs. McFerson, Gasper, Woodward, and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with Nationwide.

  DIRECTORS OF NATIONWIDE

  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES WITH
       PRINCIPAL BUSINESS ADDRESS                  DEPOSITOR                          PRINCIPAL OCCUPATION
Lewis J. Alphin                                    Director            Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
----------------------------------------- ---------------------------- ---------------------------------------------------
A. I. Bell                                         Director            Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
----------------------------------------- ---------------------------- ---------------------------------------------------
Kenneth D. Davis                                   Director            Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
----------------------------------------- ---------------------------- ---------------------------------------------------
Keith W. Eckel                                     Director            Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                        Farms, Inc. (1)
Clarks Summit, PA 18411
----------------------------------------- ---------------------------- ---------------------------------------------------
Willard J. Engel                                   Director            Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                               Oil Company (1)
Marshall, MN 44691
----------------------------------------- ---------------------------- ---------------------------------------------------
Fred C. Finney                                     Director            Owner and Operator, Moreland Fruit Farm;
1558 West Moreland Road                                                Operator, Melrose Orchard (1)
Wooster, OH 44691
----------------------------------------- ---------------------------- ---------------------------------------------------
Joseph J. Gasper                          President and Chief          President and Chief Operating Officer, Nationwide
One Nationwide Plaza                      Operating Officer and        Life Insurance Company and Nationwide Life
Columbus, OH 43215                        Director                     Insurance Company (2)
----------------------------------------- ---------------------------- ---------------------------------------------------
Dimon R. McFerson                         Chairman and Chief           Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                      Executive Officer and
Columbus, OH 43215                        Director
----------------------------------------- ---------------------------- ---------------------------------------------------
David O. Miller                           Chairman of the Board and    President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                         Director                     Enterprises (1)
Hebron, OH 43025
----------------------------------------- ---------------------------- ---------------------------------------------------
Yvonne L. Montgomery                               Director            Senior Vice President-General Manager Southern
Suite 1600                                                             Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                                  Xerox Corporation (2)
Atlanta, GA 30339
----------------------------------------- ---------------------------- ---------------------------------------------------
Ralph M. Paige                                     Director            Executive Director
2769 Church Street                                                     Federation of Southern Cooperatives/Land
East Point, Ga 30344                                                   Assistance Fund
----------------------------------------- ---------------------------- ---------------------------------------------------
James F. Patterson                                 Director            Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                     Patterson Farms, Inc. (1)
Chesterland, OH 44026
----------------------------------------- ---------------------------- ---------------------------------------------------
Arden L. Shisler                                   Director            President  and  Chief   Executive   Officer,   K&B
1356 North Wenger Road                                                 Transport, Inc. (1)
Dalton, OH 44618
----------------------------------------- ---------------------------- ---------------------------------------------------
Robert L. Stewart                                  Director            Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
----------------------------------------- ---------------------------- ---------------------------------------------------
Nancy C. Thomas                                    Director            Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
----------------------------------------- ---------------------------- ---------------------------------------------------

    (1) Principal occupation for last 5 years.
    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.
Each of the directors is a director of the other major insurance affiliates of Nationwide, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Nationwide Mutual Funds, a registered investment company. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary - Nationwide Financial
One Nationwide Plaza                              Services of the Nationwide Insurance Enterprise
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer of
One Nationwide Plaza                              the Nationwide Insurance Enterprise
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources of the Nationwide
One Nationwide Plaza                              Insurance Enterprise
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Doublas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller of Nationwide Financial
One Nationwide Plaza                              Services
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President Systems - Nationwide Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President-Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                       Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company

Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously,

Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice


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President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.


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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.


There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

-     AMERICAN CENTURY VP BALANCED
Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-     AMERICAN CENTURY VP CAPITAL APPRECIATION
Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-    AMERICAN CENTURY VP INCOME & GROWTH

Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

-     AMERICAN CENTURY VP INTERNATIONAL
Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks

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

(defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.


- AMERICAN CENTURY VP VALUE
Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

-     CAPITAL APPRECIATION PORTFOLIO
Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

-     GROWTH AND INCOME PORTFOLIO
Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities,

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debt securities and money market instruments of domestic and foreign issuers.
The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

-     VIP EQUITY-INCOME PORTFOLIO
Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-     VIP GROWTH PORTFOLIO
Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-     VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-     VIP OVERSEAS PORTFOLIO
Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. FIDELITY VARIABLE INSURANCE PRODUCTS FUND II Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.


-     VIP II ASSET MANAGER PORTFOLIO
Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-     VIP II CONTRAFUND PORTFOLIO
Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND III
VIP III is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. VIP III shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III.


-     VIP III GROWTH OPPORTUNITIES PORTFOLIO
Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, each with a distinct investment objective.

-     EMERGING MARKETS DEBT PORTFOLIO
Investment Objective: The Portfolio seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, in order to provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived

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creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the six separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-     NSAT - CAPITAL APPRECIATION FUND
Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

-     NSAT - GOVERNMENT BOND FUND
Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-     NSAT - MONEY MARKET FUND
Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

-     NSAT - NATIONWIDE SMALL CAP VALUE FUND
Subadviser:  The Dreyfus Corporation

Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

-     NSAT -NATIONWIDE SMALL COMPANY FUND
Investment Objective Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. NAS, the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

-     NSAT - TOTAL RETURN FUND
Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.


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-     AMT GROWTH PORTFOLIO
Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-     AMT GUARDIAN PORTFOLIO
Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

-     AMT LIMITED MATURITY BOND PORTFOLIO
Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-     AMT PARTNERS PORTFOLIO
Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

-     OPPENHEIMER BOND FUND/VA
Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

-     OPPENHEIMER GLOBAL SECURITIES FUND/VA
Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

- OPPENHEIMER CAPITAL APPREICATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND) Investment Objective: The Fund seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

-      OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.
Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a Mutual Fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

-      DISCOVERY FUND II, INC.
Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II
Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies.
The assets of the Trust are managed by Van Eck Associates Corporation.

-      WORLDWIDE BOND FUND
Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

-     WORLDWIDE EMERGING MARKETS FUND
Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low

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gross national product per capita, as well as the potential for rapid economic growth.

-     WORLDWIDE HARD ASSETS FUND
Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

-     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Asset Management, Inc. ("Warburg").

-     INTERNATIONAL EQUITY PORTFOLIO
Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-     POST-VENTURE CAPITAL PORTFOLIO
Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

-     SMALL COMPANY GROWTH PORTFOLIO
Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPENDIX B: ILLUSTRATIONS OF CASH VALUE, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two and three only, cash surrender value equals cash value less indebtedness or other deductions increased by 5%, 5.5%, and 4% respectively, of the current premium. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net asset value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all mutual fund options available under the Policy as of March 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85%, for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% on all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
           PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH     SURRENDER      DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER    DEATH
  YEAR      AT 5%       VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1        105,000     87,786      89,929     1,703,050      93,212      95,354   1,703,050      98,639     100,782    1,703,050
   2        215,250    173,990     176,133     1,703,050     190,334     192,477   1,703,050     207,332     209,475    1,703,050
   3        331,013    258,969     258,969     1,703,050     291,904     291,904   1,703,050     327,522     327,522    1,703,050
   4        452,563    342,694     342,694     1,703,050     398,092     398,092   1,703,050     460,407     460,407    1,703,050
   5        580,191    425,967     425,967     1,703,050     510,080     510,080   1,703,050     608,516     608,516    1,703,050
   6        714,201    508,108     508,108     1,703,050     627,380     627,380   1,703,050     772,363     772,363    1,881,786
   7        854,911    589,184     589,184     1,703,050     750,216     750,216   1,774,935     952,732     952,732    2,254,069
   8        897,656    577,278     577,278     1,703,050     781,428     781,428   1,795,878   1,049,061   1,049,061    2,410,953
   9        942,539    565,129     565,129     1,703,050     813,828     813,828   1,817,521   1,154,975   1,154,975    2,579,406
   10       989,666    552,688     552,688     1,703,050     847,440     847,440   1,839,962   1,271,389   1,271,389    2,760,439
   11     1,039,150    539,943     539,943     1,703,050     882,327     882,327   1,863,298   1,399,358   1,399,358    2,955,163
   12     1,091,107    526,847     526,847     1,703,050     918,524     918,524   1,887,568   1,539,999   1,539,999    3,164,698
   13     1,145,662    513,383     513,383     1,703,050     956,098     956,098   1,912,769   1,694,584   1,694,584    3,390,184
   14     1,202,945    499,505     499,505     1,703,050     995,094     995,094   1,938,841   1,864,473   1,864,473    3,632,740
   15     1,263,093    485,021     485,021     1,703,050   1,035,455   1,035,455   1,965,603   2,050,949   2,050,949    3,893,316
   16     1,326,247    469,833     469,833     1,703,050   1,077,198   1,077,198   1,993,140   2,255,544   2,255,544    4,173,433
   17     1,392,560    453,822     453,822     1,703,050   1,120,339   1,120,339   2,021,316   2,479,917   2,479,917    4,474,266
   18     1,462,188    436,818     436,818     1,703,050   1,164,863   1,164,863   2,050,275   2,725,803   2,725,803    4,797,686
   19     1,535,297    418,637     418,637     1,703,050   1,210,755   1,210,755   2,080,198   2,995,078   2,995,078    5,145,844
   20     1,612,062    399,103     399,103     1,703,050   1,258,023   1,258,023   2,110,837   3,289,824   3,289,824    5,519,995
   21     1,692,665    380,192     380,192     1,703,050   1,309,635   1,309,635   2,147,409   3,620,457   3,620,457    5,936,464
   22     1,777,298    361,292     361,292     1,703,050   1,363,911   1,363,911   2,186,758   3,985,915   3,985,915    6,390,617
   23     1,866,163    341,267     341,267     1,703,050   1,420,297   1,420,297   2,227,878   4,387,832   4,387,832    6,882,754
   24     1,959,471    319,592     319,592     1,703,050   1,478,645   1,478,645   2,270,311   4,829,068   4,829,068    7,414,551
   25     2,057,445    296,056     296,056     1,703,050   1,539,010   1,539,010   2,314,055   5,313,360   5,313,360    7,989,169
   26     2,160,317    270,400     270,400     1,703,050   1,601,437   1,601,437   2,359,397   5,844,752   5,844,752    8,611,073
   27     2,268,333    242,377     242,377     1,703,050   1,666,004   1,666,004   2,406,210   6,427,770   6,427,770    9,283,628
   28     2,381,750    211,669     211,669     1,703,050   1,732,764   1,732,764   2,455,153   7,067,266   7,067,266   10,013,609
   29     2,500,837    177,875     177,875     1,703,050   1,801,760   1,801,760   2,506,068   7,768,491   7,768,491   10,805,194
   30     2,625,879    140,522     140,522     1,703,050   1,873,019   1,873,019   2,559,668   8,537,076   8,537,076   11,666,768

(1)      no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first 7 years and 3.5% of all premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1        105,000     83,858      86,000     1,703,050      89,106      91,248   1,703,050      94,357      96,500    1,703,050
   2        215,250    166,199     168,342     1,703,050     181,945     184,087   1,703,050     198,326     200,468    1,703,050
   3        331,013    247,061     247,061     1,703,050     278,717     278,717   1,703,050     312,964     312,964    1,703,050
   4        452,563    326,469     326,469     1,703,050     379,626     379,626   1,703,050     439,449     439,449    1,703,050
   5        580,191    404,454     404,454     1,703,050     484,902     484,902   1,703,050     579,107     579,107    1,703,050
   6        714,201    481,028     481,028     1,703,050     594,775     594,775   1,703,050     733,316     733,316    1,786,652
   7        854,911    556,200     556,200     1,703,050     709,497     709,497   1,703,050     901,980     901,980    2,133,995
   8        897,656    539,922     539,922     1,703,050     733,836     733,836   1,703,050     986,652     986,652    2,267,525
   9        942,539    523,086     523,086     1,703,050     758,771     758,771   1,703,050   1,078,886   1,078,886    2,409,476
   10       989,666    505,593     505,593     1,703,050     784,294     784,294   1,703,050   1,179,290   1,179,290    2,560,475
   11     1,039,150    487,328     487,328     1,703,050     810,395     810,395   1,711,393   1,288,511   1,288,511    2,721,077
   12     1,091,107    468,181     468,181     1,703,050     837,069     837,069   1,720,176   1,407,260   1,407,260    2,891,919
   13     1,145,662    448,065     448,065     1,703,050     864,327     864,327   1,729,172   1,536,345   1,536,345    3,073,611
   14     1,202,945    426,821     426,821     1,703,050     892,141     892,141   1,738,248   1,676,566   1,676,566    3,266,621
   15     1,263,093    404,256     404,256     1,703,050     920,467     920,467   1,747,323   1,828,760   1,828,760    3,471,536
   16     1,326,247    380,153     380,153     1,703,050     949,252     949,252   1,756,400   1,993,813   1,993,813    3,689,153
   17     1,392,560    354,265     354,265     1,703,050     978,442     978,442   1,765,306   2,172,670   2,172,670    3,919,931
   18     1,462,188    326,231     326,231     1,703,050   1,007,955   1,007,955   1,774,101   2,366,221   2,366,221    4,164,785
   19     1,535,297    295,662     295,662     1,703,050   1,037,711   1,037,711   1,782,892   2,575,413   2,575,413    4,424,817
   20     1,612,062    262,148     262,148     1,703,050   1,067,657   1,067,657   1,791,422   2,801,292   2,801,292    4,700,289
   21     1,692,665    225,251     225,251     1,703,050   1,097,750   1,097,750   1,799,981   3,044,996   3,044,996    4,992,880
   22     1,777,298    184,506     184,506     1,703,050   1,127,968   1,127,968   1,808,472   3,307,782   3,307,782    5,303,367
   23     1,866,163    139,405     139,405     1,703,050   1,158,308   1,158,308   1,816,922   3,591,044   3,591,044    5,632,912
   24     1,959,471     89,294      89,294     1,703,050   1,188,748   1,188,748   1,825,203   3,896,216   3,896,216    5,982,250
   25     2,057,445     33,297      33,297     1,703,050   1,219,230   1,219,230   1,833,235   4,224,700   4,224,700    6,352,259
   26     2,160,317      (*)         (*)          (*)      1,249,651   1,249,651   1,841,110   4,577,785   4,577,785    6,744,450
   27     2,268,333      (*)         (*)          (*)      1,279,878   1,279,878   1,848,528   4,956,693   4,956,693    7,158,952
   28     2,381,750      (*)         (*)          (*)      1,309,724   1,309,724   1,855,748   5,362,403   5,362,403    7,597,989
   29     2,500,837      (*)         (*)          (*)      1,339,039   1,339,039   1,862,469   5,796,012   5,796,012    8,061,673
   30     2,625,879      (*)         (*)          (*)      1,367,727   1,367,727   1,869,136   6,258,808   6,258,808    8,553,287

(1)      no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $10.00 administrative expense charge all the time. Guaranteed values reflect a premium charge of 9% of premium for the first 7 years and 5.5% of premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES


                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS                 CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1        105,000     87,587      89,730     1,790,637      93,000      95,143   1,796,050      98,415     100,558    1,801,465
   2        215,250    173,348     175,491     1,876,398     189,626     191,769   1,892,676     206,555     208,698    1,909,605
   3        331,013    257,648     257,648     1,960,698     290,389     290,389   1,993,439     325,795     325,795    2,028,845
   4        452,563    340,430     340,430     2,043,480     395,392     395,392   2,098,442     457,208     457,208    2,160,258
   5        580,191    422,441     422,441     2,125,491     505,707     505,707   2,208,757     603,133     603,133    2,306,183
   6        714,201    502,957     502,957     2,206,007     620,742     620,742   2,323,792     764,156     764,156    2,467,206
   7        854,911    582,021     582,021     2,285,071     740,741     740,741   2,443,791     941,909     941,909    2,644,959
   8        897,656    568,009     568,009     2,271,059     768,746     768,746   2,471,796   1,035,437   1,035,437    2,738,487
   9        942,539    553,650     553,650     2,256,700     797,516     797,516   2,500,566   1,138,373   1,138,373    2,841,423
   10       989,666    538,882     538,882     2,241,932     827,019     827,019   2,530,069   1,251,650   1,251,650    2,954,700
   11     1,039,150    523,701     523,701     2,226,751     857,281     857,281   2,560,331   1,376,362   1,376,362    3,079,412
   12     1,091,107    508,057     508,057     2,211,107     888,277     888,277   2,591,327   1,513,665   1,513,665    3,216,715
   13     1,145,662    491,938     491,938     2,194,988     920,027     920,027   2,623,077   1,664,887   1,664,887    3,367,937
   14     1,202,945    475,298     475,298     2,178,348     952,509     952,509   2,655,559   1,831,439   1,831,439    3,568,376
   15     1,263,093    457,889     457,889     2,160,939     985,495     985,495   2,688,545   2,014,515   2,014,515    3,824,154
   16     1,326,247    439,600     439,600     2,142,650   1,018,886   1,018,886   2,721,936   2,215,474   2,215,474    4,099,292
   17     1,392,560    420,303     420,303     2,123,353   1,052,554   1,052,554   2,755,604   2,435,861   2,435,861    4,394,780
   18     1,462,188    399,807     399,807     2,102,857   1,086,303   1,086,303   2,789,353   2,677,377   2,677,377    4,712,452
   19     1,535,297    377,915     377,915     2,080,965   1,119,918   1,119,918   2,822,968   2,941,868   2,941,868    5,054,423
   20     1,612,062    354,459     354,459     2,057,509   1,153,198   1,153,198   2,856,248   3,231,375   3,231,375    5,421,925
   21     1,692,665    331,815     331,815     2,034,865   1,189,821   1,189,821   2,892,871   3,556,134   3,556,134    5,830,993
   22     1,777,298    309,431     309,431     2,012,481   1,228,216   1,228,216   2,931,266   3,915,097   3,915,097    6,277,075
   23     1,866,163    285,878     285,878     1,988,928   1,266,997   1,266,997   2,970,047   4,309,873   4,309,873    6,760,466
   24     1,959,471    260,563     260,563     1,963,613   1,305,557   1,305,557   3,008,607   4,743,268   4,743,268    7,282,813
   25     2,057,445    233,317     233,317     1,936,367   1,343,688   1,343,688   3,046,738   5,218,954   5,218,954    7,847,220
   26     2,160,317    203,933     203,933     1,906,983   1,381,135   1,381,135   3,084,185   5,740,903   5,740,903    8,458,073
   27     2,268,333    172,244     172,244     1,875,294   1,417,665   1,417,665   3,120,715   6,313,561   6,313,561    9,118,676
   28     2,381,750    138,026     138,026     1,841,076   1,452,977   1,452,977   3,156,027   6,941,693   6,941,693    9,835,685
   29     2,500,837    101,002     101,002     1,804,052   1,486,695   1,486,695   3,189,745   7,630,457   7,630,457   10,613,203
   30     2,625,879     60,857      60,857     1,763,907   1,518,384   1,518,384   3,221,434   8,385,385   8,385,385   11,459,468

(1)      no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of ex-cess-of-target premium for the first 7 years and 3.5% of all premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

          PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR      AT 5%       VALUE        VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1        105,000     83,557      85,700     1,786,607     88,787      90,930    1,791,837      94,020      96,163    1,797,070
   2        215,250    165,271     167,414     1,868,321    180,921     183,063    1,883,971     197,201     199,344    1,900,251
   3        331,013    245,138     245,138     1,948,188    276,510     276,510    1,979,560     310,447     310,447    2,013,497
   4        452,563    323,137     323,137     2,026,187    375,652     375,652    2,078,702     434,740     434,740    2,137,790
   5        580,191    399,247     399,247     2,102,297    478,447     478,447    2,181,497     571,159     571,159    2,274,209
   6        714,201    473,415     473,415     2,176,465    584,965     584,965    2,288,015     720,863     720,863    2,423,913
   7        854,911    545,570     545,570     2,248,620    695,263     695,263    2,398,313     885,107     885,107    2,588,157
   8        897,656    526,118     526,118     2,229,168    714,448     714,448    2,417,498     964,905     964,905    2,667,955
   9        942,539    505,932     505,932     2,208,982    733,374     733,374    2,436,424   1,051,785   1,051,785    2,754,835
   10       989,666    484,904     484,904     2,187,954    751,909     751,909    2,454,959   1,146,349   1,146,349    2,849,399
   11     1,039,150    462,912     462,912     2,165,962    769,892     769,892    2,472,942   1,249,240   1,249,240    2,952,290
   12     1,091,107    439,851     439,851     2,142,901    787,177     787,177    2,490,227   1,361,187   1,361,187    3,064,237
   13     1,145,662    415,652     415,652     2,118,702    803,645     803,645    2,506,695   1,483,028   1,483,028    3,186,078
   14     1,202,945    390,163     390,163     2,093,213    819,081     819,081    2,522,131   1,615,599   1,615,599    3,318,649
   15     1,263,093    363,198     363,198     2,066,248    833,230     833,230    2,536,280   1,759,783   1,759,783    3,462,833
   16     1,326,247    334,557     334,557     2,037,607    845,804     845,804    2,548,854   1,916,534   1,916,534    3,619,584
   17     1,392,560    304,026     304,026     2,007,076    856,484     856,484    2,559,534   2,086,887   2,086,887    3,789,937
   18     1,462,188    271,273     271,273     1,974,323    864,816     864,816    2,567,866   2,271,839   2,271,839    3,998,663
   19     1,535,297    235,970     235,970     1,939,020    870,321     870,321    2,573,371   2,472,261   2,472,261    4,247,592
   20     1,612,062    197,810     197,810     1,900,860    872,516     872,516    2,575,566   2,689,005   2,689,005    4,511,881
   21     1,692,665    156,505     156,505     1,859,555    870,914     870,914    2,573,964   2,922,935   2,922,935    4,792,736
   22     1,777,298    111,789     111,789     1,814,839    865,022     865,022    2,568,072   3,175,182   3,175,182    5,090,769
   23     1,866,163     63,414      63,414     1,766,464    854,341     854,341    2,557,391   3,447,084   3,447,084    5,407,096
   24     1,959,471     11,048      11,048     1,714,098    838,260     838,260    2,541,310   3,740,017   3,740,017    5,742,422
   25     2,057,445      (*)         (*)          (*)       815,993     815,993    2,519,043   4,055,327   4,055,327    6,097,589
   26     2,160,317      (*)         (*)          (*)       786,536     786,536    2,489,586   4,394,251   4,394,251    6,474,050
   27     2,268,333      (*)         (*)          (*)       748,671     748,671    2,451,721   4,757,963   4,757,963    6,871,926
   28     2,381,750      (*)         (*)          (*)       700,900     700,900    2,403,950   5,147,401   5,147,401    7,293,353
   29     2,500,837      (*)         (*)          (*)       641,662     641,662    2,344,712   5,563,620   5,563,620    7,738,439
   30     2,625,879      (*)         (*)          (*)       569,479     569,479    2,272,529   6,007,855   6,007,855    8,210,335

(1)      no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $10.00 administrative expense charge all the time. Guaranteed values reflect a premium charge of 9% of premium for the first 7 years and 5.5% of premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                     $38,872.05 ANNUAL PREMIUM FOR 20 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                       GUIDELINE PREMIUM AND CORRIDOR TEST
                   UNISEX: GUARANTEED ISSUE/NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES


                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

          PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR      AT 5%       VALUE        VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1         40,816     31,065      31,374     1,703,050      33,063      33,372    1,703,050     35,063      35,372     1,703,050
   2         83,672     60,300      60,609     1,703,050      66,205      66,514    1,703,050     72,355      72,663     1,703,050
   3        128,671     87,990      87,990     1,703,050      99,708      99,708    1,703,050    112,409     112,409     1,703,050
   4        175,921    114,855     114,855     1,703,050     134,318     134,318    1,703,050    156,280     156,280     1,703,050
   5        225,532    141,515     141,515     1,703,050     170,769     170,769    1,703,050    205,142     205,142     1,703,050
   6        277,625    167,891     167,891     1,703,050     209,040     209,040    1,703,050    259,399     259,399     1,703,050
   7        332,321    193,822     193,822     1,703,050     249,065     249,065    1,703,050    319,495     319,495     1,703,050
   8        389,753    220,728     220,728     1,703,050     292,471     292,471    1,703,050    387,752     387,752     1,703,050
   9        450,056    246,871     246,871     1,703,050     337,607     337,607    1,703,050    463,166     463,166     1,703,050
   10       513,375    272,461     272,461     1,703,050     384,776     384,776    1,703,050    546,767     546,767     1,703,050
   11       579,859    297,401     297,401     1,703,050     434,002     434,002    1,703,050    639,430     639,430     1,703,050
   12       649,668    321,318     321,318     1,703,050     485,066     485,066    1,703,050    741,944     741,944     1,703,050
   13       722,967    344,184     344,184     1,703,050     538,075     538,075    1,703,050    855,521     855,521     1,703,050
   14       799,931    365,931     365,931     1,703,050     593,117     593,117    1,703,050    981,530     981,530     1,703,050
   15       880,743    386,483     386,483     1,703,050     650,293     650,293    1,703,050  1,121,547   1,121,547     1,703,050
   16       965,596    405,708     405,708     1,703,050     709,684     709,684    1,703,050  1,277,385   1,277,385     1,703,050
   17     1,054,691    423,596     423,596     1,703,050     771,496     771,496    1,703,050  1,450,526   1,450,526     1,856,673
   18     1,148,242    439,981     439,981     1,703,050     835,849     835,849    1,703,050  1,641,423   1,641,423     2,068,193
   19     1,246,469    454,691     454,691     1,703,050     902,907     902,907    1,703,050  1,851,857   1,851,857     2,296,303
   20     1,349,608    467,579     467,579     1,703,050     972,901     972,901    1,703,050  2,083,849   2,083,849     2,542,296
   21     1,417,089    443,589     443,589     1,703,050   1,008,939   1,008,939    1,703,050  2,302,456   2,302,456     2,762,947
   22     1,487,943    419,516     419,516     1,703,050   1,047,290   1,047,290    1,703,050  2,544,383   2,544,383     3,027,816
   23     1,562,341    395,360     395,360     1,703,050   1,088,104   1,088,104    1,703,050  2,812,159   2,812,159     3,318,348
   24     1,640,458    371,121     371,121     1,703,050   1,131,538   1,131,538    1,703,000  3,108,589   3,108,589     3,637,049
   25     1,722,480    346,116     346,116     1,703,050   1,177,473   1,177,473    1,703,050  3,436,508   3,436,508     3,986,349
   26     1,808,604    318,911     318,911     1,703,050   1,225,583   1,225,583    1,703,050  3,798,740   3,798,740     4,368,551
   27     1,899,035    289,234     289,234     1,703,050   1,276,107   1,276,107    1,703,050  4,199,685   4,199,685     4,745,645
   28     1,993,986    256,754     256,754     1,703,050   1,329,318   1,329,318    1,703,050  4,643,768   4,643,768     5,154,582
   29     2,093,686    221,055     221,055     1,703,050   1,385,539   1,385,539    1,703,050  5,135,998   5,135,998     5,598,238
   30     2,198,370    181,622     181,622     1,703,050   1,445,151   1,445,151    1,703,050  5,682,084   5,682,084     6,079,830

(1)      no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of ex-cess-of-target premium for the first 7 years and 3.5% of all premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                     $38,872.05 ANNUAL PREMIUM FOR 20 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                       GUIDELINE PREMIUM AND CORRIDOR TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES


                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

          PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR      AT 5%       VALUE        VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1         40,816     28,953      29,262     1,703,050     30,875      31,184    1,703,050      32,800      33,109    1,703,050
   2         83,672     57,073      57,382     1,703,050     62,724      63,033    1,703,050      68,613      68,921    1,703,050
   3        128,671     84,353      84,353     1,703,050     95,578      95,578    1,703,050     107,746     107,746    1,703,050
   4        175,921    110,772     110,772     1,703,050    129,455     129,455    1,703,050     150,531     150,531    1,703,050
   5        225,532    136,312     136,312     1,703,050    164,381     164,381    1,703,050     197,344     197,344    1,703,050
   6        277,625    160,923     160,923     1,703,050    200,353     200,353    1,703,050     248,576     248,576    1,703,050
   7        332,321    184,546     184,546     1,703,050    237,363     237,363    1,703,050     304,661     304,661    1,703,050
   8        389,753    208,457     208,457     1,703,050    276,821     276,821    1,703,050     367,594     367,594    1,703,050
   9        450,056    231,213     231,213     1,703,050    317,349     317,349    1,703,050     436,577     436,577    1,703,050
   10       513,375    252,752     252,752     1,703,050    358,956     358,956    1,703,050     512,278     512,278    1,703,050
   11       579,859    273,002     273,002     1,703,050    401,647     401,647    1,703,050     595,456     595,456    1,703,050
   12       649,668    291,904     291,904     1,703,050    445,454     445,454    1,703,050     687,005     687,005    1,703,050
   13       722,967    309,430     309,430     1,703,050    490,449     490,449    1,703,050     787,984     787,984    1,703,050
   14       799,931    325,482     325,482     1,703,050    536,655     536,655    1,703,050     899,565     899,565    1,703,050
   15       880,743    339,936     339,936     1,703,050    584,092     584,092    1,703,050   1,023,110   1,023,110    1,703,050
   16       965,596    352,654     352,654     1,703,050    632,791     632,791    1,703,050   1,160,217   1,160,217    1,703,050
   17     1,054,691    363,484     363,484     1,703,050    682,799     682,799    1,703,050   1,312,778   1,312,778    1,703,050
   18     1,148,242    372,177     372,177     1,703,050    734,119     734,119    1,703,050   1,481,780   1,481,780    1,867,043
   19     1,246,469    378,481     378,481     1,703,050    786,796     786,796    1,703,050   1,667,181   1,667,181    2,067,304
   20     1,349,608    382,144     382,144     1,703,050    840,927     840,927    1,703,050   1,870,592   1,870,592    2,282,123
   21     1,417,089    345,962     345,962     1,703,050    857,475     857,475    1,703,050   2,053,501   2,053,501    2,464,201
   22     1,487,943    306,230     306,230     1,703,050    873,030     873,030    1,703,050   2,253,775   2,253,775    2,681,993
   23     1,562,341    262,469     262,469     1,703,050    887,447     887,447    1,703,050   2,473,052   2,473,052    2,918,201
   24     1,640,458    214,065     214,065     1,703,050    900,528     900,528    1,703,050   2,713,114   2,713,114    3,174,343
   25     1,722,480    160,197     160,197     1,703,050    911,986     911,986    1,703,050   2,975,894   2,975,894    3,452,036
   26     1,808,604     99,762      99,762     1,703,050    921,424     921,424    1,703,050   3,263,480   3,263,480    3,753,002
   27     1,899,035     31,330      31,330     1,703,050    928,322     928,322    1,703,050   3,579,619   3,579,619    4,044,969
   28     1,993,986      (*)         (*)          (*)       931,993     931,993    1,703,050   3,927,578   3,927,578    4,359,611
   29     2,093,686      (*)         (*)          (*)       931,653     931,653    1,703,050   4,311,237   4,311,237    4,699,248
   30     2,198,370      (*)         (*)          (*)       926,448     926,448    1,703,050   4,735,269   4,735,269    5,066,738

(1)      no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $10.00 administrative expense charge all the time. Guaranteed values reflect a premium charge of 9% of premium for the first 7 years and 5.5% of premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                     $38,872.05 ANNUAL PREMIUM FOR 20 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                       GUIDELINE PREMIUM AND CORRIDOR TEST
                   UNISEX: GUARANTEED ISSUE/NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

          PREMIUMS
          PAID PLUS                  CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR      AT 5%       VALUE        VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1         40,816     30,986      31,295     1,734,036     32,978      33,287    1,736,028      34,973      35,282    1,738,023
   2         83,672     60,014      60,323     1,763,064     65,889      66,198    1,768,939      72,008      72,317    1,775,058
   3        128,671     87,338      87,338     1,790,388     98,961      98,961    1,802,011     111,557     111,557    1,814,607
   4        175,921    113,695     113,695     1,816,745    132,934     132,934    1,835,984     154,641     154,641    1,857,691
   5        225,532    139,716     139,716     1,842,766    168,533     168,533    1,871,583     202,386     202,386    1,905,436
   6        277,625    165,335     165,335     1,868,385    205,733     205,733    1,908,783     255,154     255,154    1,958,204
   7        332,321    190,373     190,373     1,893,423    244,418     244,418    1,947,468     313,281     313,281    2,016,331
   8        389,753    216,165     216,165     1,919,215    286,080     286,080    1,989,130     378,860     378,860    2,081,910
   9        450,056    240,978     240,978     1,944,028    329,026     329,026    2,032,076     450,742     450,742    2,153,792
   10       513,375    265,043     265,043     1,968,093    373,543     373,543    2,076,593     529,834     529,834    2,232,884
   11       579,859    288,231     288,231     1,991,281    419,562     419,562    2,122,612     616,757     616,757    2,319,807
   12       649,668    310,068     310,068     2,013,118    466,650     466,650    2,169,700     711,828     711,828    2,414,878
   13       722,967    330,488     330,488     2,033,538    514,774     514,774    2,217,824     815,829     815,829    2,518,879
   14       799,931    349,381     349,381     2,052,431    563,846     563,846    2,266,896     929,572     929,572    2,632,622
   15       880,743    366,614     366,614     2,069,664    613,756     613,756    2,316,806   1,053,936   1,053,936    2,756,986
   16       965,596    381,985     381,985     2,085,035    664,310     664,310    2,367,360   1,189,813   1,189,813    2,892,863
   17     1,054,691    395,450     395,450     2,098,500    715,471     715,471    2,418,521   1,338,361   1,338,361    3,041,411
   18     1,148,242    406,756     406,756     2,109,806    766,977     766,977    2,470,027   1,500,632   1,500,632    3,203,682
   19     1,246,469    415,641     415,641     2,118,691    818,548     818,548    2,521,598   1,677,783   1,677,783    3,380,833
   20     1,349,608    421,878     421,878     2,124,928    869,918     869,918    2,572,968   1,871,123   1,871,123    3,574,173
   21     1,417,089    391,612     391,612     2,094,662    885,762     885,762    2,588,812   2,046,617   2,046,617    3,749,667
   22     1,487,943    361,693     361,693     2,064,743    902,373     902,373    2,605,423   2,241,108   2,241,108    3,944,158
   23     1,562,341    332,117     332,117     2,035,167    919,787     919,787    2,622,837   2,456,653   2,456,653    4,159,703
   24     1,640,458    302,881     302,881     2,005,931    938,044     938,044    2,641,094   2,695,531   2,695,531    4,398,581
   25     1,722,480    273,121     273,121     1,976,171    956,298     956,298    2,659,348   2,959,354   2,959,354    4,662,404
   26     1,808,604    241,108     241,108     1,944,158    972,756     972,756    2,675,806   3,248,976   3,248,976    4,952,026
   27     1,899,035    206,654     206,654     1,909,704    987,111     987,111    2,690,161   3,566,960   3,566,960    5,270,010
   28     1,993,986    169,532     169,532     1,872,582    998,999     998,999    2,702,049   3,916,109   3,916,109    5,619,159
   29     2,093,686    129,462     129,462     1,832,512  1,007,977   1,007,977    2,711,027   4,299,461   4,299,461    6,002,511
   30     2,198,370     86,095      86,095     1,789,145  1,013,512   1,013,512    2,716,562   4,720,314   4,720,314    6,423,364

(1)   no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first 7 years and 3.5% of all premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                     $38,872.05 ANNUAL PREMIUM FOR 20 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                       GUIDELINE PREMIUM AND CORRIDOR TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                           6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN


           PREMIUMS
           PAID PLUS                 CASH                                CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH        CASH       SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
   1         40,816     28,842      29,151     1,731,892     30,757      31,066    1,733,807      32,676      32,984    1,735,726
   2         83,672     56,738      57,047     1,759,788     62,354      62,663    1,765,404      68,206      68,514    1,771,256
   3        128,671     83,669      83,669     1,786,719     94,791      94,791    1,797,841     106,847     106,847    1,809,897
   4        175,921    109,598     109,598     1,812,648    128,052     128,052    1,831,102     148,865     148,865    1,851,915
   5        225,532    134,493     134,493     1,837,543    162,121     162,121    1,865,171     194,554     194,554    1,897,604
   6        277,625    158,285     158,285     1,861,335    196,943     196,943    1,899,993     244,199     244,199    1,947,249
   7        332,321    180,889     180,889     1,883,939    232,447     232,447    1,935,497     298,099     298,099    2,001,149
   8        389,753    203,545     203,545     1,906,595    269,957     269,957    1,973,007     358,065     358,065    2,061,115
   9        450,056    224,777     224,777     1,927,827    308,002     308,002    2,011,052     423,074     423,074    2,126,124
   10       513,375    244,489     244,489     1,947,539    346,480     346,480    2,049,530     493,519     493,519    2,196,569
   11       579,859    262,569     262,569     1,965,619    385,268     385,268    2,088,318     569,812     569,812    2,272,862
   12       649,668    278,923     278,923     1,981,973    424,257     424,257    2,127,307     652,426     652,426    2,355,476
   13       722,967    293,494     293,494     1,996,544    463,366     463,366    2,166,416     741,920     741,920    2,444,970
   14       799,931    306,138     306,138     2,009,188    502,423     502,423    2,205,473     838,817     838,817    2,541,867
   15       880,743    316,682     316,682     2,019,732    541,212     541,212    2,244,262     943,661     943,661    2,646,711
   16       965,596    324,936     324,936     2,027,986    579,491     579,491    2,282,541   1,057,028   1,057,028    2,760,078
   17     1,054,691    330,695     330,695     2,033,745    616,987     616,987    2,320,037   1,179,537   1,179,537    2,882,587
   18     1,148,242    333,637     333,637     2,036,687    653,292     653,292    2,356,342   1,311,742   1,311,742    3,014,792
   19     1,246,469    333,444     333,444     2,036,494    687,980     687,980    2,391,030   1,454,253   1,454,253    3,157,303
   20     1,349,608    329,819     329,819     2,032,869    720,618     720,618    2,423,668   1,607,756   1,607,756    3,310,806
   21     1,417,089    286,351     286,351     1,989,401    712,454     712,454    2,415,504   1,732,516   1,732,516    3,435,566
   22     1,487,943    239,507     239,507     1,942,557    699,715     699,715    2,402,765   1,865,750   1,865,750    3,568,800
   23     1,562,341    189,039     189,039     1,892,089    681,893     681,893    2,384,943   2,008,006   2,008,006    3,711,056
   24     1,640,458    134,614     134,614     1,837,664    658,361     658,361    2,361,411   2,159,793   2,159,793    3,862,843
   25     1,722,480     75,763      75,763     1,778,813    628,322     628,322    2,331,372   2,321,523   2,321,523    4,024,573
   26     1,808,604     11,844      11,844     1,714,894    590,757     590,757    2,293,807   2,493,459   2,493,459    4,196,509
   27     1,899,035      (*)         (*)          (*)       544,434     544,434    2,247,484   2,675,713   2,675,713    4,378,763
   28     1,993,986      (*)         (*)          (*)       487,839     487,839    2,190,889   2,868,176   2,868,176    4,571,226
   29     2,093,686      (*)         (*)          (*)       419,396     419,396    2,122,446   3,070,731   3,070,731    4,773,781
   30     2,198,370      (*)         (*)          (*)       337,611     337,611    2,040,661   3,283,401   3,283,401    4,986,451

(1)      no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $10.00 administrative expense charge all the time. Guaranteed values reflect a premium charge of 9% of premium for the first
         7  years and 5.5% of premium from eighth year and on.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX C:  PERFORMANCE TABLE


The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------------------------------------------------------
                                                          Annual                                Non annualized
                                                    Percentage Change                          Percentage Change
------------------------------------------------------------------------------------------------------------------------------
                                   Fund     Unit                           1 mo     1 Yr   2 Yrs      3 Yrs.   5 yrs.Inception
Underlying Investment Options   Inception  Values     1995  1996  1997      to       to      to        to       to       to
------------------------------------------------------------------------------------------------------------------------------
                                   Date   12/31/98                       12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced     05/02/91   11.60    10.00  11.36  14.94   4.18     14.91     32.06   47.09    76.58  119.86
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital      11/20/87    8.58    30.12  -5.04  -3.98  10.60     -2.89     -6.22  -11.46    13.02  121.98
App
------------------------------------------------------------------------------------------------------------------------------
American Century VP Inc &        10/30/97   10.87      N/A    N/A    N/A   5.91     25.92     25.92     N/A      N/A   35.57
Growth
------------------------------------------------------------------------------------------------------------------------------
American Century VP              05/01/94   11.74    11.37  13.54  17.75   5.33     17.87     38.87   57.59      N/A   65.91
International
------------------------------------------------------------------------------------------------------------------------------
American Century VP Value        05/01/96   10.67      N/A    N/A  25.14  -0.51      4.03     18.69     N/A      N/A   45.45
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Soc. Resp. Growth        10/06/93   13.30    32.55  24.63  27.11   4.29     29.24     65.66  104.74   177.55  194.62
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index              09/29/89   11.12    60.73  19.86  15.34   4.37     10.98     25.56   53.42      N/A  142.39
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation     05/05/93   13.09    33.56  20.32  27.48   7.84     28.42     64.30   96.96   164.99  183.97
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income      05/02/94   13.31    35.76  21.61  31.96   5.71     27.25     64.91  104.23   177.62  303.22
------------------------------------------------------------------------------------------------------------------------------
Fidelity Asst. Mgmt.             09/06/89   11.76    16.08  13.74  19.75   4.06     14.19     33.53   55.53    68.29  190.91
------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund              01/03/95   13.16      N/A  20.39  23.21  12.09     29.01     62.65   91.38      N/A  165.26
------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity Inc.             10/09/86   11.53    34.09  13.42  27.15   3.06     10.79     31.50   59.78   127.68  373.70
------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Opportunities    01/03/95   13.99    34.36  13.84  22.56   8.47     38.45     80.34   93.17   157.55  546.19
------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth                  10/09/86   13.04      N/A  17.38  28.98   5.32     23.68     56.22   87.26      N/A  146.32
------------------------------------------------------------------------------------------------------------------------------
Fidelity High Inc.               09/19/85    9.85    19.71  13.17  16.79  -0.67     -5.04      0.00   25.51    46.81  268.19
------------------------------------------------------------------------------------------------------------------------------
Fidelity Overseas                01/28/87   10.82     8.86  12.36  10.72   2.13     11.91     24.57   39.23    53.03  144.46
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Mkt      06/16/97    6.83      N/A    N/A    N/A  -2.39    -28.91    -28.91     N/A      N/A  -28.65
------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation        04/15/92   11.54    30.75   8.32  28.04  12.96     14.66     38.94   59.03    96.08  491.35
------------------------------------------------------------------------------------------------------------------------------
NSAT Govt. Bond                  11/08/82    9.32      N/A    N/A    N/A   4.70     30.68     30.68     N/A      N/A   37.32
------------------------------------------------------------------------------------------------------------------------------
NSAT Money Mkt.                  11/10/81   10.55    10.11   3.52   5.94   0.08      3.61      8.55   13.63    24.00  167.28
------------------------------------------------------------------------------------------------------------------------------
NSAT Small Capital Value         10/31/97   10.55    35.45  28.59  30.27   2.31      3.43     20.06   73.27      N/A  127.97
------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund          10/23/95
------------------------------------------------------------------------------------------------------------------------------
NSAT Tot. Return                 11/08/82   13.54    28.39  25.19  33.49   5.17     28.99     69.27  115.57   172.24  211.62
------------------------------------------------------------------------------------------------------------------------------
                                            11.27    17.86   2.71   8.85   0.24      8.09     17.25   20.84    36.80  275.13
------------------------------------------------------------------------------------------------------------------------------
N/B AMT Growth                   09/10/84   10.61     4.88   4.34   4.48   0.35      4.48      9.16   13.90    23.18  178.18
------------------------------------------------------------------------------------------------------------------------------
N/B AMT Guardian                 11/03/97    8.56      N/A    N/A    N/A   4.56     -3.79     -3.79     N/A      N/A   -5.46
------------------------------------------------------------------------------------------------------------------------------
N/B AMT Bond                     09/10/84    9.90      N/A  21.90  16.47   7.96      0.25      8.34   42.35      N/A   62.59
------------------------------------------------------------------------------------------------------------------------------
N/B AMT Partners                 03/22/94   12.07    28.13  20.92  28.46   3.40     17.19     43.79   82.05   134.01  921.26
------------------------------------------------------------------------------------------------------------------------------
OPPEN Bond                       04/30/85   11.04    16.12   4.01   8.44   0.34      6.00     13.65   19.55    35.13  220.76
------------------------------------------------------------------------------------------------------------------------------
OPPEN Global Securities          11/12/90   11.48     1.48  16.91  21.51   5.99     13.25     32.85   60.89    52.77  145.11
------------------------------------------------------------------------------------------------------------------------------
OPPEN Growth Fund                04/03/85   12.30    35.63  24.28  25.76   9.52     23.07     53.12   92.36   161.43  597.99
------------------------------------------------------------------------------------------------------------------------------
OPPEN Multiple  Strategies       02/09/87   10.78    20.45  14.63  16.35   1.48      5.86     17.48   41.17    65.50  236.55
------------------------------------------------------------------------------------------------------------------------------
STRONG Discovery                 05/08/92   10.18    34.25   0.05  10.56   8.37      6.46     15.49   17.75    48.45   94.83
------------------------------------------------------------------------------------------------------------------------------
STRONG International             10/20/95    8.16      N/A   9.55 -14.17   4.84     -5.49    -14.88  -11.13      N/A   -8.94
------------------------------------------------------------------------------------------------------------------------------
STRONG Special                   05/08/92   11.41    24.88  17.26  24.52   4.57     12.69     33.50   64.54   111.29  203.46
------------------------------------------------------------------------------------------------------------------------------
VAN ECK Worldwide. Bond          09/01/89    4.78      N/A  25.89 -12.27   0.64    -34.62    -50.49  -27.79      N/A  -28.53
------------------------------------------------------------------------------------------------------------------------------
VAN ECK Wldwide. Emerging Mkt    12/27/95   11.61    16.43   1.75   1.62   1.51     11.91     19.35   15.72    31.96   73.02
------------------------------------------------------------------------------------------------------------------------------
VAN ECK Wldwide. Hard Assets     09/01/89    6.21    10.17  17.18  -2.41  -2.40    -31.48    -43.98  -21.65   -18.44   13.17
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Am Cap Real Estate    07/03/95    9.54      N/A  39.48  20.57   1.04    -12.28     -9.79   47.51      N/A   59.23
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Inter Equity      06/30/95    9.22      N/A   9.16  -2.99   0.86      4.56      5.31   10.72      N/A   18.36
------------------------------------------------------------------------------------------------------------------------------
Warburg Post Venture Capital     09/30/96   10.31      N/A    N/A  12.49   9.41      5.71     15.28     N/A      N/A   15.84
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Co.         06/30/95    9.82      N/A  13.05  14.79   7.53     -3.58      1.44   25.12      N/A   55.94
------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
                                           Annualized Percentage
                                                   Change
---------------------------------------------------------------------
                                     3 yrs      5 yrs.  Inception
Underlying Investment Options         to          to        to
-------------------------------------------------------------------
                                    12/31/98  12/31/98    12/31/98
---------------------------------------------------------------------
American Century VP Balanced         13.73       12.04      10.83
-------------------------------------------------------------------
American Century VP Capital          -3.97        2.48       7.44
App
-------------------------------------------------------------------
American Century VP Inc &              N/A         N/A      29.72
Growth
-------------------------------------------------------------------
American Century VP                  16.37         N/A      11.47
International
-------------------------------------------------------------------
American Century VP Value              N/A         N/A      15.10
-------------------------------------------------------------------
Dreyfus Soc. Resp. Growth            26.98       22.65      20.73
-------------------------------------------------------------------
Dreyfus Stock Index                  15.34         N/A      20.92
-------------------------------------------------------------------
Dreyfus Capital Appreciation         25.35       21.52      22.07
-------------------------------------------------------------------
Dreyfus VIF Growth & Income          26.87       22.66      16.26
-------------------------------------------------------------------
Fidelity Asst. Mgmt.                 15.86       10.97      12.13
-------------------------------------------------------------------
Fidelity Contrafund                  24.15         N/A      27.68
-------------------------------------------------------------------
Fidelity Equity Inc.                 16.91       17.89      13.57
-------------------------------------------------------------------
Fidelity Growth Opportunities        24.54       20.83      16.49
-------------------------------------------------------------------
Fidelity Growth                      23.26         N/A      25.34
-------------------------------------------------------------------
Fidelity High Inc.                    7.87        7.98      10.31
-------------------------------------------------------------------
Fidelity Overseas                    11.66        8.88       7.78
-------------------------------------------------------------------
Morgan Stanley Emerging Mkt            N/A         N/A     -19.70
-------------------------------------------------------------------
NSAT Capital Appreciation            16.72       14.42      13.23
-------------------------------------------------------------------
NSAT Govt. Bond                        N/A         N/A      31.49
-------------------------------------------------------------------
NSAT Money Mkt.                       4.35        4.40       7.11
-------------------------------------------------------------------
NSAT Small Capital Value             20.11         N/A      18.84
-------------------------------------------------------------------
NSAT Small Company Fund
-------------------------------------------------------------------
NSAT Tot. Return                     29.18       22.18      18.46
-------------------------------------------------------------------
                                      6.51        6.47       8.53
-------------------------------------------------------------------
N/B AMT Growth                        4.43        4.26       6.15
-------------------------------------------------------------------
N/B AMT Guardian                       N/A         N/A      -4.70
-------------------------------------------------------------------
N/B AMT Bond                         12.49         N/A      16.47
-------------------------------------------------------------------
N/B AMT Partners                     22.10       18.54      15.48
-------------------------------------------------------------------
OPPEN Bond                            6.13        6.21       8.90
-------------------------------------------------------------------
OPPEN Global Securities              17.18        8.85      11.65
-------------------------------------------------------------------
OPPEN Growth Fund                    24.37       21.19      15.19
-------------------------------------------------------------------
OPPEN Multiple  Strategies           12.18       10.60      10.75
-------------------------------------------------------------------
STRONG Discovery                      5.60        8.22      10.56
-------------------------------------------------------------------
STRONG International                 -3.86         N/A      -2.89
-------------------------------------------------------------------
STRONG Special                       18.06       16.14      18.18
-------------------------------------------------------------------
VAN ECK Worldwide. Bond             -10.29         N/A     -10.50
-------------------------------------------------------------------
VAN ECK Wldwide. Emerging Mkt         4.99        5.70       6.05
-------------------------------------------------------------------
VAN ECK Wldwide. Hard Assets         -7.81       -3.99       1.33
-------------------------------------------------------------------
Van Kampen Am Cap Real Estate        13.83         N/A      14.25
-------------------------------------------------------------------
Warburg Pincus Inter Equity           3.45         N/A       4.93
-------------------------------------------------------------------
Warburg Post Venture Capital           N/A         N/A       6.75
-------------------------------------------------------------------
Warburg Pincus Small Co.              7.76         N/A      13.54
-------------------------------------------------------------------

*TOTAL RETURN SHOWS THE PERCENT CHANGE IN UNIT VALUES, WITH DIVIDENDS AND CAPITAL GAINS REINVESTED, AFTER THE DEDUCTION OF A GUARANTEED MORTALITY AND EXPENSE RISK CHARGE AND THE DEDUCTION OF APPLICABLE INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE UNDERLYING MUTUAL FUNDS.

THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, AND
A MONTHLY ADMINISTRATIVE CHARGE.

                         NOTES TO FUND PERFORMANCE TABLE

The preceding table displays three types of total return: (1) Annual Percentage Change; (2) Cumulative Non-Annualized Percentage Change; and (3) Average Annualized Percentage Change. Total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of guaranteed mortality and expense risk charge at the rate of 0.75% per annum of daily net asset value of the variable account and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds. The total return figures shown in the Annual Percentage Change and Average Annualized Percentage Change columns represent annualized figures, i.e., that is the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Annual Percentage Change reflects the rate of return on an annual percentage basis during the 1996, 1997 and 1998 calendar years. The Average Annualized Percentage Change reflects the annual percentage rate of return over 3 and 5 year periods, or from underlying mutual fund inception. The Cumulative Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the guaranteed mortality and expense risk charge and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

THE PRECEDING FUND PERFORMANCE TABLE DISPLAYS HISTORICAL INVESTMENT RESULTS OF THE UNDERLYING MUTUAL FUNDS. THIS INFORMATION MAY BE USEFUL IN HELPING POTENTIAL INVESTORS IN DECIDING WHICH UNDERLYING MUTUAL FUNDS TO CHOOSE AND IN ASSESSING THE COMPETENCE OF THE UNDERLYING MUTUAL FUNDS' INVESTMENT ADVISERS. THE PERFORMANCE FIGURES SHOWN SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE UNDERLYING PORTFOLIOS OF THE UNDERLYING MUTUAL FUNDS, AND THE MARKET CONDITIONS DURING THE PERIODS OF TIME QUOTED. THE PERFORMANCE FIGURES SHOULD NOT BE CONSIDERED AS ESTIMATES OR PREDICTIONS OF FUTURE PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF THE UNDERLYING MUTUAL FUNDS ARE NOT GUARANTEED AND WILL FLUCTUATE SO THAT A POLICY OWNER'S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         73,117 shares (cost $387,261)....................................                $    507,433

      American Century VP - American Century VP Balanced (ACVPBal)
         26,320 shares (cost $203,864)....................................                     219,511

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         13,980 shares (cost $110,839)....................................                     126,097

      American Century VP - American Century VP International (ACVPInt)
         7,480 shares (cost $51,409)  ....................................                      56,995

      American Century VP - American Century VP Value (ACVPValue)
         15,487 shares (cost $102,922)....................................                     104,229

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,150 shares (cost $278,532)....................................                     315,458

      Dreyfus Stock Index Fund (DryStkIx)
         209,328 shares (cost $6,031,508).................................                   6,807,347

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         90,733 shares (cost $2,925,226)..................................                   3,276,382

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         16,078 shares (cost $327,055)....................................                     363,854

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         121,794 shares (cost $2,805,332).................................                   3,096,002

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         4,482 shares (cost $168,986).....................................                     201,125

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         38,853 shares (cost $426,465)....................................                     447,974

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         41,510 shares (cost $788,922)....................................                     832,268

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         207,022 shares (cost $3,464,350).................................                   3,759,520

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         13,011 shares (cost $273,524)....................................                     317,999

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         74,997 shares (cost $1,498,855)..................................                   1,715,939

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         7,377 shares (cost $56,335)......................................                      44,998

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         85,026 shares (cost $2,057,893)..................................                   2,260,835


      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         96,946 shares (cost $1,132,377)....................................                 1,133,300

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         10,498,485 shares (cost $10,498,485)...............................                10,498,485

      Nationwide SAT - Small Company Fund (NSATSmCo)
         13,038 shares (cost $195,477)......................................                   208,733

      Nationwide SAT - Total Return Fund (NSATTotRe)
         10,090 shares (cost $176,901)......................................                   185,661

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         146,708 shares (cost $1,989,653)...................................                 2,027,510

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         3,368 shares (cost $73,987)........................................                    88,555

      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         781 shares (cost $12,086)..........................................                    12,753

      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         161,275 shares (cost $2,902,761)...................................                 3,052,927

      Oppenheimer VAF - Bond Fund (OppBdFd)
         41,079 shares (cost $497,916)......................................                   506,090

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         99,716 shares (cost $2,076,362)....................................                 2,200,742

      Oppenheimer VAF - Growth Fund (OppGro)
         4,856 shares (cost $154,641).......................................                   178,073

      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         4,654 shares (cost $77,151)........................................                    79,352

      Strong Opportunity Fund II, Inc. (StOpp2)
         131,567 shares (cost $2,583,131)...................................                 2,857,641

      Strong VIF - Strong Discovery Fund II (StDisc2)
         373 shares (cost $4,038)...........................................                     4,746

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         5,979 shares (cost $54,708)........................................                    52,492

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         18,923 shares (cost $261,385)......................................                   260,376

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         10,988 shares (cost $122,174)......................................                   120,758

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         4,982 shares (cost $52,489)........................................                    58,691

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         94,847 shares (cost $1,339,482)....................................                 1,518,505
                                                                                             ---------

            Total assets....................................................                49,499,356

Accounts payable............................................................                   122,302
                                                                                             ---------
Contract owners' equity.....................................................              $ 49,377,054
                                                                                           ===========

                                                                                                            Annual
Contract owners' equity represented by:                       Units               Unit  Value               Return*
                                                              ------               ----------               -------

Multiple Payment Contracts and Flexible Premium Contracts:
      American Century - Advantage........................       486              $ 18.492009 $      8,987              16%

      American Century - Advantage

        Initial Funding by Depositor (note 1a)............    25,000                19.938436      498,461              17%

      Fidelity VIP - Growth Portfolio.....................     1,569                33.916141       53,214              38%

      Nationwide SAT - Capital Appreciation Fund..........       158                31.669989        5,004              29%

      Nationwide SAT - Government Bond Fund...............       664                18.081576       12,006               8%

      Nationwide SAT - Money Market Fund..................        78                13.319323        1,039               4%

      Nationwide SAT - Total Return Fund..................       499                33.070880       16,502              17%

      Neuberger & Berman - Balanced Portfolio.............       613                20.803745       12,753              11%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

      American Century Portfolios, Inc. - Balanced........    18,820                11.626919      218,819              15%

      American Century Portfolios, Inc. -
        Capital Appreciation..............................    14,644                 8.596963      125,894              (3)%

      American Century Portfolios, Inc. -
        International.....................................     4,839                11.765055       56,931              18%

      American Century Portfolios, Inc. - Value...........     9,728                10.691622      104,008               4%

      The Dreyfus Socially Responsible
        Growth Fund, Inc..................................    24,028                13.111780      315,050              29%

      Dreyfus - Stock Index Fund..........................   509,049                13.339484    6,790,451              27%

      Dreyfus - Capital Appreciation Portfolio............   245,320                13.330093    3,270,138              29%

      Dreyfus - Growth and Income Portfolio...............    32,602                11.137968      363,120              11%

      Fidelity VIP - Equity-Income Portfolio..............   267,408                11.555353    3,089,994              11%

      Fidelity VIP - Growth Portfolio.....................     9,901                14.020364      138,816              39%

      Fidelity VIP - High Income Portfolio................    45,265                 9.869575      446,746              (5)%

      Fidelity VIP - Overseas Portfolio...................    76,632                10.841633      830,816              12%

      Fidelity VIP-II - Asset Manager Portfolio...........   318,265                11.787372    3,751,508              14%

      Fidelity VIP-II - Contrafund Portfolio..............    24,074                13.186342      317,448              29%

      Fidelity VIP-III -
        Growth Opportunities Portfolio....................   131,097                13.061294    1,712,296              24%

Morgan Stanley -

      Emerging Markets Debt Portfolio...................       6,562                 6.844561       44,914             (29)%

      Nationwide SAT - Capital Appreciation Fund........     165,868                13.565122    2,250,020              29%

      Nationwide SAT - Government Bond Fund.............      98,753                11.296453    1,115,559               8%

      Nationwide SAT - Money Market Fund................     985,202                10.628993   10,471,705               5%

      Nationwide SAT - Small Company Fund...............      20,994                 9.917667      208,212               0%

      Nationwide SAT - Total Return Fund................      13,948                12.096435      168,721              17%

      Neuberger & Berman - Growth Portfolio.............       7,607                11.567509       87,994              15%

      Neuberger & Berman -
        Limited Maturity Bond Portfolio.................     191,330                10.566217    2,021,634               4%

      Neuberger & Berman - Partners Portfolio...........     288,166                10.569546    3,045,784               4%

      Oppenheimer - Bond Fund...........................      45,668                11.060180      505,096               6%

      Oppenheimer - Global Securities Fund..............     190,998                11.498009    2,196,097              13%

      Oppenheimer - Growth Fund.........................      14,424                12.324954      177,775              23%

      Oppenheimer - Multiple Strategies Fund............       7,326                10.801052       79,129               6%

      Strong - Opportunity Fund II......................     249,437                11.434594    2,852,211              13%

      Strong VIP - Strong Discovery Fund II.............         465                10.200413        4,743               7%

      Strong VIP - International Stock Fund II..........       6,409                 8.175124       52,394              (5)%

      Van Kampen American Capital LIT
        Real Estate Securities Fund.....................      27,181                 9.560744      259,871             (12)%

      Warburg Pincus Trust International

        Equity Portfolio................................      13,041                 9.241653      120,520               5%

      Warburg Pincus Trust Post Venture

        Capital Portfolio...............................       5,675                10.325823       58,599               6%

      Warburg Pincus Trust Small Company

        Growth Portfolio................................     154,150                 9.835063    1,516,075              (3)%
                                                             =======                 ========    ---------
                                                                                              $ 49,377,054
                                                                                                ==========


* The annual return does not include contract charges satisfied by surrendering units.








See accompanying notes to financial statements.

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                       TOTAL                                           ACVPADV
                                   ---------------------------------------------    ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $      646,514           8,040          10,646           9,771           5,992            8,663
  Mortality and expense charges
    (note 3)...................          (151,794)           (795)           (722)            (71)           (645)            (587)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           494,720           7,245           9,924           9,700           5,347            8,076
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        35,415,399          33,699          16,003           1,525             377                -
  Cost of mutual funds sold....       (35,903,585)        (28,831)        (14,209)         (1,311)           (315)               -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (488,186)          4,868           1,794             214              62                -
  Change in unrealized gain (loss)
    on investments.............         3,222,056          29,307           8,266          27,703          22,147            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      2,733,870          34,175          10,060          27,917          22,209            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....           149,622          23,407          21,139          36,765          21,011           16,600
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         3,378,212          64,827          41,123          74,382          48,567           31,762
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............        47,374,274          14,070          24,097           1,158           2,047            2,411
  Transfers between funds......                 -               -               -               -               -                -
  Surrenders...................           (18,421)        (23,075)         (6,042)              -               -               (6)
  Death benefits (note 4)......           (25,069)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................            (9,541)         13,620           3,498               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -          (4,334)              -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (1,853,909)         (8,935)        (12,114)         (1,563)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        45,467,334          (8,654)          9,439            (405)          2,047            2,405
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............        48,845,546          56,173          50,562          73,977          50,614           34,167
CONTRACT OWNERS' EQUITY BEGINNING
                                          531,508         475,335         424,773         433,471         382,857          348,690
CONTRACT OWNERS' EQUITY            --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................    $   49,377,054         531,508         475,335         507,448         433,471          382,857
                                   ==============  ==============  ==============  ==============   =============   ==============

                                                      ACVPBAL
                                   -----------------------------------------------
                                        1998             1997            1996
                                   --------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -                -               -
  Mortality and expense charges
    (note 3)...................              (923)               -               -
                                   --------------   --------------  --------------
    Net investment activity....              (923)               -               -
                                   --------------   --------------  --------------

  Proceeds from mutual fund
    shares sold................            96,716                -               -
  Cost of mutual funds sold....           (93,298)               -               -
                                   --------------   --------------  --------------
    Realized gain (loss)
      on investments...........             3,418                -               -
  Change in unrealized gain (loss)
    on investments.............            15,647                -               -
                                   --------------   --------------  --------------
    Net gain (loss) on investments         19,065                -               -
                                   --------------   --------------  --------------
  Reinvested capital gains.....                 -                -               -
                                   --------------   --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            18,142                -               -
                                   --------------   --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           267,848                -               -
  Transfers between funds......           (55,648)               -               -
  Surrenders...................                 -                -               -
  Death benefits (note 4)......                 -                -               -
  Policy loans (net of repayments)
    (note 5)...................                 -                -               -
  Deductions for surrender charges
    (note 2d)..................                 -                -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (11,523)               -               -
                                   --------------   --------------  --------------
      Net equity transactions..           200,677                -               -
                                   --------------   --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           218,819                -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -                -               -
CONTRACT OWNERS' EQUITY            --------------   --------------  --------------
  END OF PERIOD................    $      218,819                -               -
                                   ==============   ==============  ==============


                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                     ACVPCAPAP                                         ACVPINT

                                  ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                  -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          279,714               -               -         126,140               -                -
  Cost of mutual funds sold....         (276,016)              -               -        (131,696)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            3,698               -               -          (5,556)              -                -
  Change in unrealized gain (loss)
    on investments.............           15,258               -               -           5,586               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        18,956               -               -              30               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              130               -               -               -               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           18,664               -               -            (104)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          336,228               -               -          24,566               -                -
  Transfers between funds......         (223,889)              -               -          34,693               -                -
  Surrenders...................                -               -               -               -               -                -
  Death benefits (note 4)......                -               -               -            (550)              -                -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (5,109)              -               -          (1,674)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..          107,230               -               -          57,035               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          125,894               -               -          56,931               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -               -               -                -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................   $      125,894               -               -          56,931               -                -
                                  ==============  ==============  ==============  ==============   =============   ==============


                                                     ACVPVALUE
                                  ----------------------------------------------
                                       1998            1997            1996
                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $           16               -               -
  Mortality and expense charges
    (note 3)...................             (294)              -               -
                                  --------------  --------------  --------------
    Net investment activity....             (278)              -               -
                                  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            6,438               -               -
  Cost of mutual funds sold....           (7,114)              -               -
                                  --------------  --------------  --------------
    Realized gain (loss)
      on investments...........             (676)              -               -
  Change in unrealized gain (loss)
    on investments.............            1,306               -               -
                                  --------------  --------------  --------------
    Net gain (loss) on investments           630               -               -
                                  --------------  --------------  --------------
  Reinvested capital gains.....              184               -               -
                                  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........              536               -               -
                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          114,633               -               -
  Transfers between funds......           (6,576)              -               -
  Surrenders...................                -               -               -
  Death benefits (note 4)......                -               -               -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -
  Deductions for surrender charges
    (note 2d)..................                -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (4,585)              -               -
                                  --------------  --------------  --------------
      Net equity transactions..          103,472               -               -
                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          104,008               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------
  END OF PERIOD................   $
                                         104,008               -               -
                                  ==============  ==============  ==============


                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   DRYSRGRO                                         DRYSTKIX
                                 ----------------------------------------------  -----------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          484               -               -          50,776               -                -
  Mortality and expense charges
    (note 3)...................            (754)              -               -         (18,196)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (270)              -               -          32,580               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           6,526               -               -         435,823               -                -
  Cost of mutual funds sold....          (6,519)              -               -        (441,804)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               7               -               -          (5,981)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,926               -               -         775,840               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,933               -               -         769,859               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          10,865               -               -           9,613               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          47,528               -               -         812,052               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,953               -               -       2,697,202               -                -
  Transfers between funds......          98,530               -               -       3,507,438               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,961)              -               -        (226,241)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         267,522               -               -       5,978,399               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         315,050               -               -       6,790,451               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      315,050               -               -       6,790,451               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                  DRYCAPAP
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........         17,678               -               -
  Mortality and expense charges
    (note 3)...................         (8,408)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          9,270               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         56,858               -               -
  Cost of mutual funds sold....        (58,027)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (1,169)              -               -
  Change in unrealized gain (loss)
    on investments.............        351,157               -               -
                                --------------  --------------  --------------
    Net gain (loss) on investments     349,988               -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              2               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........        359,260               -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      1,389,597               -               -
  Transfers between funds......      1,576,343               -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charges
    (note 2d).................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (55,062)              -               -
                                --------------  --------------  --------------
      Net equity transactions..      2,910,878               -               -
                                --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      3,270,138               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................               -               -               -
CONTRACT OWNERS' EQUITY         --------------  --------------  --------------
  END OF PERIOD................ $    3,270,138               -               -
                                ==============  ==============  ==============

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   DRYGRINC                                         FIDVIPEI
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        1,650               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (866)              -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             784               -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           5,500               -               -         873,277               -                -
  Cost of mutual funds sold....          (6,178)              -               -        (900,730)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (678)              -               -         (27,453)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,799               -               -         290,670               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,121               -               -         263,217               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              96               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          37,001               -               -         255,872               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         339,972               -               -       1,561,165               -                -
  Transfers between funds......          (1,551)              -               -       1,354,321               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -          (3,754)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (12,302)              -               -         (77,610)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         326,119               -               -       2,834,122               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         363,120               -               -       3,089,994               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................              -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      363,120               -               -       3,089,994               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============


                                                   FIDVIPGR
                                 ----------------------------------------------
                                       1998           1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          217             249              97
  Mortality and expense charges
    (note 3)...................            (827)            (65)            (60)
                                 --------------  --------------  --------------
    Net investment activity....            (610)            184              37
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          40,958           9,806           4,688
  Cost of mutual funds sold....         (28,248)         (6,287)         (3,562)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          12,710           3,519           1,126
  Change in unrealized gain (loss)
    on investments.............          18,980           3,665           1,552
                                 --------------  --------------  --------------
    Net gain (loss) on investments         31,690           7,184           2,678
                                 --------------  --------------  --------------
  Reinvested capital gains.....           5,679           1,112           2,450
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          36,759           8,480           5,165
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          90,635           3,392           5,481
  Transfers between funds......          31,354            (117)              -
  Surrenders...................               -         (10,177)         (2,960)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................             546           3,798            (724)
  Deductions for surrender charges
    (note 2d)..................               -          (1,911)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (9,764)         (1,302)         (1,828)
                                 --------------  --------------  --------------
      Net equity transactions..         112,771          (6,317)            (31)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         149,530           2,163           5,134
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................         42,500          40,337          35,203
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      192,030          42,500          40,337
                                 ==============  ==============  ==============

                                                                     (Continued)



                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPHI                                         FIDVIPOV
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................       1,614,239               -               -           8,873               -                -
  Cost of mutual funds sold....      (1,742,660)              -               -          (9,390)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (128,421)              -               -            (517)              -                -
  Change in unrealized gain (loss)
    on investments.............          21,509               -               -          43,345               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (106,912)              -               -          42,828               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (108,013)              -               -          40,710               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         371,525               -               -         555,121               -                -
  Transfers between funds......         209,922               -               -         249,878               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......          (3,869)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (22,819)              -               -         (14,893)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         554,759               -               -         790,106               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         446,746               -               -         830,816               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      446,746               -               -         830,816               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   FIDVIPAM
                                 ---------------------------------------------
                                     1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -
  Mortality and expense charges
    (note 3)...................          (9,891)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (9,891)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         163,186               -               -
  Cost of mutual funds sold....        (167,191)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          (4,005)              -               -
  Change in unrealized gain (loss)
    on investments.............         295,169               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments      291,164               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         281,273               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............       1,469,777               -               -
  Transfers between funds......       2,083,152               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (82,694)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..       3,470,235               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,751,508               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,751,508               -               -
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPCON                                       FIDVIPGROP
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          11,580               -               -           8,736               -                -
  Cost of mutual funds sold....         (11,300)              -               -          (8,768)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........             280               -               -             (32)              -                -
  Change in unrealized gain (loss)
    on investments.............          44,475               -               -         217,085               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       44,755               -               -         217,053               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          43,921               -               -         212,969               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         227,675               -               -         496,204               -                -
  Transfers between funds......          54,742               -               -       1,030,094               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (8,890)              -               -         (26,971)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         273,527               -               -       1,499,327               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         317,448               -               -       1,712,296               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      317,448               -               -       1,712,296               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   MSEMMKT
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          4,872               -               -
  Mortality and expense charges
    (note 3)...................           (120)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          4,752               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          6,713               -               -
  Cost of mutual funds sold....         (7,026)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........           (313)              -               -
  Change in unrealized gain (loss)
    on investments.............        (11,337)              -               -
                                 -------------  --------------  --------------
    Net gain (loss) on investments     (11,650)              -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              -               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         (6,898)              -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         56,550               -               -
  Transfers between funds......         (2,968)              -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charge
    (note 2d)..................              -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (1,770)              -               -
                                 -------------  --------------  --------------
      Net equity transactions..         51,812               -               -
                                 -------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         44,914               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................              -               -               -
CONTRACT OWNERS' EQUITY          -------------  --------------  --------------
  END OF PERIOD................  $      44,914               -               -
                                 ==============  ==============  ==============



                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATCAPAP                                        NSATGVTBD
                                 ----------------------------------------------  ----------------------------------------------
                                      1998             1997            1996           1998             1997            1996
                                 --------------  --------------  --------------  -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        9,739              37              21          37,511             827              991
  Mortality and expense charges
    (note 3)...................          (6,021)             (8)             (2)         (3,182)            (25)             (26)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           3,718              29              19          34,329             802              965
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         212,711              97             194       1,076,570           7,321            1,316
  Cost of mutual funds sold....        (219,787)            (55)           (138)     (1,071,059)         (6,800)          (1,277)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (7,076)             42              56           5,511             521               39
  Change in unrealized gain (loss)
    on investments.............         202,050             472             205             433             (59)            (447)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      194,974             514             261           5,944             462             (408)
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          62,464             192              45           5,369               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         261,156             735             325          45,642           1,264              557
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         378,599             181             224         437,723           2,913            6,917
  Transfers between funds......       1,683,884           6,557               -         685,162            (592)               -
  Surrenders...................               -               -              (7)              -          (7,742)             (31)
  Death benefits (note 4)......               -               -               -          (4,142)              -                -
  Policy loans (net of repayments)
    (note 5)...................          (5,169)             38            (162)              -           3,686              (67)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -          (1,454)               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (72,485)              -               -         (50,895)         (1,414)          (4,512)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..       1,984,829           6,776              55       1,067,848          (4,603)           2,307
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       2,245,985           7,511             380       1,113,490          (3,339)           2,864
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           9,039           1,528           1,148          14,075          17,414           14,550
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $    2,255,024           9,039           1,528       1,127,565          14,075           17,414
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                   NSATMYMKT
                                 ----------------------------------------------
                                      1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $      504,998             547             374
  Mortality and expense charges
    (note 3)...................         (51,084)             (9)            (10)
                                 --------------  --------------  --------------
    Net investment activity....         453,914             538             364
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................      26,194,791          11,959           4,261
  Cost of mutual funds sold....     (26,194,791)        (11,959)         (4,261)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........               -               -               -
  Change in unrealized gain (loss)
    on investments.............               -               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments            -               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         453,914             538             364
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      31,739,658             482           4,753
  Transfers between funds......     (20,876,682)        (10,338)              -
  Surrenders...................         (18,421)              -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           2,385           4,827
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (826,847)         (2,144)         (1,666)
                                 --------------  --------------  --------------
      Net equity transactions..      10,017,708          (9,615)          7,914
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      10,471,622          (9,077)          8,278
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           1,122          10,199           1,921
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $   10,472,744           1,122          10,199
                                 ==============  ==============  ==============


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATSMCO                                         NSATTOTRE
                                 ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -           1,289             213              210
  Mortality and expense charges
    (note 3)...................            (667)              -               -            (663)            (25)             (18)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (667)              -               -             626             188              192
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         541,453               -               -         899,768             955            2,697
  Cost of mutual funds sold....        (577,428)              -               -        (917,792)           (635)          (2,201)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........         (35,975)              -               -         (18,024)            320              496
  Change in unrealized gain (loss)
    on investments.............          13,257               -               -           4,285           2,249            1,047
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      (22,718)              -               -         (13,739)          2,569            1,543
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -           7,210             642              431
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         (23,385)              -               -          (5,903)          3,399            2,166
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          64,219               -               -          53,247           3,373            3,930
  Transfers between funds......         179,980               -               -         140,892           5,847                -
  Surrenders...................               -               -               -               -               -           (1,618)
  Death benefits (note 4)......          (2,309)              -               -          (3,805)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -          (4,918)             10              (92)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,293)              -               -         (14,505)         (3,914)          (3,947)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         231,597               -               -         170,911           5,316           (1,727)
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         208,212               -               -         165,008           8,715              439
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -          20,215          11,500           11,061
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      208,212               -               -         185,223          20,215           11,500
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                    NBAMTBAL
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          266             175             290
  Mortality and expense charges
    (note 3)...................            (101)            (18)            (19)
                                 --------------  --------------  --------------
    Net investment activity....             165             157             271
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             746           3,184           2,847
  Cost of mutual funds sold....            (705)         (2,780)         (2,770)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              41             404              77
  Change in unrealized gain (loss)
    on investments.............            (667)            833          (1,177)
                                 --------------  --------------  --------------
    Net gain (loss) on investments         (626)          1,237          (1,100)
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,868             450           1,613
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........           1,407           1,844             784
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             962           1,682             381
  Transfers between funds......               -          (1,357)              -
  Surrenders...................               -          (5,156)         (1,420)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           3,703            (284)
  Deductions for surrender charges
    (note 2d)..................               -            (969)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (702)           (161)           (161)
                                 --------------  --------------  --------------
      Net equity transactions..             260          (2,258)         (1,484)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           1,667            (414)           (700)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................          11,086          11,500          12,200
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $       12,753          11,086          11,500
                                 ==============  ==============  ==============

                                                                     (Continued)


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NBAMTGRO                                         NBAMTLMAT
                                 ---------------------------------------------    ---------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         451,671               -               -         600,881               -                -
  Cost of mutual funds sold....        (589,586)              -               -        (594,456)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (137,915)              -               -           6,425               -                -
  Change in unrealized gain (loss)
    on investments.............          14,568               -               -          37,857               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (123,347)              -               -          44,282               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (123,560)              -               -          37,657               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,067               -               -       1,297,068               -                -
  Transfers between funds......          39,299               -               -         777,381               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (6,812)              -               -         (90,472)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         211,554               -               -       1,983,977               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          87,994               -               -       2,021,634               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $       87,994               -               -       2,021,634               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   NBAMTPART
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $           96               -               -
  Mortality and expense charges
    (note 3)...................          (7,845)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (7,749)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         502,461               -               -
  Cost of mutual funds sold....        (576,869)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (74,408)              -               -
  Change in unrealized gain (loss)
    on investments.............         150,166               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investment        75,758               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           3,026               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          71,035               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         167,059               -               -
  Transfers between funds......       2,868,038               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......          (1,910)              -               -
  Policy loans (net of repayments)
    (note 5)...................               -                              --
  Deductions for surrender charges
    (note 2d)..................               -                              --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (58,438)                             --
                                 --------------  --------------  --------------
      Net equity transactions..       2,974,749                              --
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,045,784                              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -                              --
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,045,784                              --
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                    OPPBDFD                                         OPPGLSEC
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          322               -               -             307               -                -
  Mortality and expense charges
    (note 3)...................          (1,236)              -               -          (5,205)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (914)              -               -          (4,898)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           9,221               -               -           6,335               -                -
  Cost of mutual funds sold....          (9,205)              -               -          (7,203)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              16               -               -            (868)              -                -
  Change in unrealized gain (loss)
    on investments.............           8,173               -               -         124,381               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        8,189               -               -         123,513               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....             291               -               -           1,156               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           7,566               -               -         119,771               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         478,200               -               -             735               -                -
  Transfers between funds......          37,657               -               -       2,090,084               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (18,327)              -               -         (14,493)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         497,530               -               -       2,076,326               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         505,096               -               -       2,196,097               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      505,096               -               -       2,196,097               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                     OPPGRO
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          100               -               -
  Mortality and expense charges
    (note 3)...................            (463)              -               -
                                 --------------  --------------  --------------
    Net investment activity....            (363)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          11,617               -               -
  Cost of mutual funds sold....         (12,143)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (526)              -               -
  Change in unrealized gain (loss)
    on investments.............          23,432               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments       22,906               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,201               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          23,744               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         132,607               -               -
  Transfers between funds......          29,263               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (7,839)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..         154,031               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         177,775               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      177,775               -               -
                                 ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    OPPMULT                                          STOPP2
                                   ---------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -           5,700               -                -
  Mortality and expense charges
    (note 3)...................              (219)              -               -          (6,774)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (219)              -               -          (1,074)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................            10,181               -               -          20,340               -                -
  Cost of mutual funds sold....           (10,741)              -               -         (24,221)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              (560)              -               -          (3,881)              -                -
  Change in unrealized gain (loss)
    on investments.............             2,201               -               -         274,510               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          1,641               -               -         270,629               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                 -               -               -           3,397               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             1,422               -               -         272,952               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            11,946               -               -         867,064               -                -
  Transfers between funds......            68,612               -               -       1,764,409               -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (2,851)              -               -         (52,214)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..            77,707               -               -       2,579,259               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            79,129               -               -       2,852,211               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       79,129               -               -       2,852,211               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============
                                                    STDISC2
                                   ----------------------------------------------
                                         1998            1997            1996
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................               (11)              -               -
                                   --------------  --------------  --------------
    Net investment activity....               (11)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                96               -               -
  Cost of mutual funds sold....               (92)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........                 4               -               -
  Change in unrealized gain (loss)
    on investments.............               708               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments            712               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........               701               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             3,013               -               -
  Transfers between funds......             1,244               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........              (215)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..             4,042               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             4,743               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $        4,743               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    STINTSTK2                                          VWBF
                                    ---------------------------------------------   ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                    --------------  --------------  -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $           94               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................               (138)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....                (44)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................              2,255               -               -         635,332               -                -
  Cost of mutual funds sold....             (2,481)              -               -        (637,007)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               (226)              -               -          (1,675)              -                -
  Change in unrealized gain (loss)
    on investments.............             (2,215)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          (2,441)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             (2,485)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             58,646               -               -           2,790               -                -
  Transfers between funds......             (1,770)              -               -           5,627               -                -
  Surrenders...................                  -               -               -               -               -                -
  Death benefits (note 4)......                  -               -               -          (2,734)              -                -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (1,997)              -               -          (4,008)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..             54,879               -               -           1,675               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             52,394               -               -               -               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $       52,394               -               -               -               -                -
                                    ==============  ==============  ==============  ==============   =============   ==============
                                                        VWEM
                                    ----------------------------------------------
                                         1998            1997            1996
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................                  -               -               -
                                    --------------  --------------  --------------
    Net investment activity....                  -               -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            214,660               -               -
  Cost of mutual funds sold....           (233,229)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (18,569)              -               -
  Change in unrealized gain (loss)
    on investments.............                  -               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         (18,569)              -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            (18,569)              -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                849               -               -
  Transfers between funds......             25,876               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......               (889)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (7,267)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..             18,569               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                  -               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $            -               -               -
                                    ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   VKACRESEC                                         WPINTEQ
                                   ----------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   --------------  --------------  --------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $           31               -               -             597               -                -
  Mortality and expense charges
    (note 3)...................              (673)              -               -            (322)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (642)              -               -             275               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................             9,973               -               -           6,992               -                -
  Cost of mutual funds sold....           (11,122)              -               -          (7,479)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (1,149)              -               -            (487)              -                -
  Change in unrealized gain (loss)
    on investments.............            (1,009)              -               -          (1,416)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments         (2,158)              -               -          (1,903)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               306               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........            (2,494)              -               -          (1,628)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           274,090               -               -         133,214               -                -
  Transfers between funds......            (1,813)              -               -          (6,311)              -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (9,912)              -               -          (4,755)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..           262,365               -               -         122,148               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           259,871               -               -         120,520               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $      259,871               -               -         120,520               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                   WPPVENCAP
                                    ---------------------------------------------
                                         1998           1997            1996
                                    -------------- --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................              (150)              -               -
                                   --------------  --------------  --------------
    Net investment activity....              (150)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             1,920               -               -
  Cost of mutual funds sold....            (2,142)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              (222)              -               -
  Change in unrealized gain (loss)
    on investments.............             6,202               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments          5,980               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........             5,830               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            40,664               -               -
  Transfers between funds......            13,590               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (1,485)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..            52,769               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            58,599               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       58,599               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   WPSMCOGR
                                   ----------------------------------------------
                                        1998            1997            1996
                                    -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................             (3,814)              -               -
                                    --------------  --------------  --------------
    Net investment activity....             (3,814)              -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            262,623               -               -
  Cost of mutual funds sold....           (306,771)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (44,148)              -               -
  Change in unrealized gain (loss)
    on investments.............            179,022               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         134,874               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            131,060               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            873,045               -               -
  Transfers between funds......            535,743               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......             (1,107)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (22,666)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..          1,385,015               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          1,516,075               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $    1,516,075               -               -
                                    ==============  ==============  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1998, 1997 and 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
             (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
             Fidelity VIP - Growth Portfolio (FidVIPGr)
             Fidelity VIP - High Income Portfolio (FidVIPHI)
             Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
             Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolios of the Fidelity Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
               (Morgan Stanley);Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Hard Assets Fund (VWHA)
                Van Eck WIT - Worldwide Bond Fund (VWBF)
                Van Eck WIT - Worldwide Emerging Markets Fund (VWEM)

     Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;

               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, policy owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, Nationwide SAT - Small Cap Value Fund, Neuberger & Berman AMT - Guardian Portfolio, Van Eck WIT - Worldwide Hard Assets Fund, Van Eck WIT - Worldwide Bond Fund, and Van Eck WIT Worldwide Emerging Markets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) RECLASSIFICATIONS

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) DEDUCTIONS FROM PREMIUMS

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5% and a state premium tax charge of 2.25% of all premiums received.

     (b) COST OF INSURANCE

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) ADMINISTRATIVE CHARGES

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

           Purchase payments totaling less than $25,000 - $90/year
           Purchase payments totaling $25,000 or more - $50/year
           The above charges are assessed against each contract by liquidating units.
           No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) SURRENDER CHARGES

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                             TOTAL           ACVPAdv          ACVPBal           ACVPCapAp         ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============



                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============

                                           FidVIPCon        FidVIPGrOp           MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGlSec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============

                                              OppMult            StOpp2          StDisc2         StIntStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPIntEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                          PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Form S-6 Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 120 pages.

Representations and Undertakings.

Signatures.

Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated April 1, 1999.                 Attached hereto.

2.     Resolution  of  the  Depositor's  Board  of  Directors Included with the Registration Statement on Form
       authorizing  the   establishment  of  the  Registrant, N-8B-2 for the  Nationwide VL Separate Account-A  (File No.
       adopted                                                811-6137), and is hereby incorporated herein by reference.

3.     Distribution Contracts                                 Filed  previously with initial  registration on May 14, 1997, and is hereby incorporated by reference herein.

4.     Form of Security                                       Filed  previously with initial  registration on May 14, 1997, and is hereby incorporated by reference herein.

5.     Articles of Incorporation of Depositor                 Filed  previously with initial  registration on May 14, 1997, and is hereby incorporated by reference herein.

6.     Application form of Security                           Attached hereto.

7.     Opinion of Counsel                                     Filed  previously with initial  registration on May 14, 1997, and is hereby incorporated by reference herein.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-A:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.




                                                                        KPMG LLP

Columbus, Ohio
April 29, 1999

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-A, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 23rd day of September, 1999.


                                        NATIONWIDE VL SEPARATE ACCOUNT-A
                                     -------------------------------------------
                                                (Registrant)

(Seal)                                     NATIONWIDE LIFE AND ANNUITY
Attest:                                         INSURANCE  COMPANY
                                     ------------------------------------------
                                                (Depositor)

GLENN W. SODEN                        By:     JOSEPH P. RATH
-----------------------               -----------------------------------------
Glenn W. Soden                               Joseph P. Rath
Assistant Secretary                 Vice President - Office of Product and
                                              Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 23rd day of September 1999.



              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KENNETH D. DAVIS                                                   Director
-------------------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------
Joseph J. Gasper                                           Operating Office and Director

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------
Dimon R. McFerson                                                and Director

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------
Robert A. Oakley                                            Chief Financial Officer

RALPH M. PAIGE                                                     Director
-------------------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath



ARDEN L. SHISLER                                                  Director                        Attorney-in-Fact
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas
